UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-23306

Collaborative Investment Series Trust

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Adaptive Core ETF

RULE︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Adaptive Core ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.mohrfunds.com/rule-adaptive-core-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Adaptive Core ETF	$75	1.54%

      *Annualized

Fund Statistics

Net Assets	$13,408,710
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$83,651
Portfolio Turnover Rate	180%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	80.9
Exchange-Traded Funds	19.1
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Adaptive Core ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/rule-adaptive-core-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2025

RULE-03/25-SAR

Goose Hollow Multi-Strategy Income ETF

GHMS︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Goose Hollow Multi-Strategy Income ETF (the "Fund") for the period of October 1, 2024  to March 31, 2025. You can find additional information about the Fund at https://ghms.gham.co. You can also request this information by contacting us at 1-866-898-6447.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Goose Hollow Multi-Strategy Income ETF	$50	1.00%

      *Annualized

Fund Statistics

Net Assets	$17,499,171
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$5,991
Portfolio Turnover Rate	40%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	14.5
Exchange-Traded Funds	73.7
Preferred Stocks	11.8
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Goose Hollow Multi-Strategy Income ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://ghms.gham.co, or upon request, by calling 1-866-898-6447.

Semi-Annual Shareholder Report — March 31, 2025

GHMS-03/25-SAR

Goose Hollow Tactical Allocation ETF

GHTA︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Goose Hollow Tactical Allocation ETF (the "Fund") for the period of October 1, 2024  to March 31, 2025. You can find additional information about the Fund at https://www.gham.co. You can also request this information by contacting us at 1-866-898-6447. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Goose Hollow Tactical Allocation ETF	$68	1.37%

      *Annualized

Fund Statistics

Net Assets	$39,997,658
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$156,199
Portfolio Turnover Rate	181%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	26.3
Exchange-Traded Funds	67.6
Purchased Options Contracts	4.0
Warrants	2.1
Total	100.0

Material Fund Changes

This is a summary of planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2026, or upon request by contacting us at 1-866-898-6447.

Effective February 1, 2025, the Fund's expense limitation changed from 0.99% to 1.85% of the Fund's average daily net assets.

Goose Hollow Tactical Allocation ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.gham.co, or upon request, by calling 1-866-898-6447.

Semi-Annual Shareholder Report — March 31, 2025

GHTA-03/25-SAR

Mindful Conservative ETF

MFUL︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Mindful Conservative ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.mohrfunds.com/mful-mindful-conservative-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Mindful Conservative ETF	$61	1.23%

      *Annualized

Fund Statistics

Net Assets	$34,029,968
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$149,953
Portfolio Turnover Rate	168%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Mindful Conservative ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/mful-mindful-conservative-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2025

MFUL-03/25-SAR

Mohr Company Nav ETF

CNAV︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Mohr Company Nav ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.mohrfunds.com/cnav-mohr-company-nav-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Mohr Company Nav ETF	$59	1.23%

      *Annualized

Fund Statistics

Net Assets	$32,024,813
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$155,092
Portfolio Turnover Rate	213%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	100.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Mohr Company Nav ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/cnav-mohr-company-nav-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2025

CNAV-03/25-SAR

Mohr Sector Nav ETF

SNAV︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Mohr Sector Nav ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.mohrfunds.com/snav-mohr-sector-nav-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Mohr Sector Nav ETF	$67	1.37%

      *Annualized

Fund Statistics

Net Assets	$24,572,590
Number of Portfolio Holdings	8
Net Investment Advisory Fees	$105,198
Portfolio Turnover Rate	165%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Mohr Sector Nav ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/snav-mohr-sector-nav-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2025

SNAV-03/25-SAR

Rareview Dynamic Fixed Income ETF

RDFI︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rareview Dynamic Fixed Income ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://rareviewcapital.com/dynamic-fixed-income-etf/. You can also request this information by contacting us at 1-888-783-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Dynamic Fixed Income ETF	$74	1.50%

      *Annualized

Fund Statistics

Net Assets	$55,109,179
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$271,293
Portfolio Turnover Rate	78%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	76.7
Common Stocks	1.3
Exchange-Traded Funds	21.0
Purchased Options Contracts	1.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Rareview Dynamic Fixed Income ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/dynamic-fixed-income-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2025

RDFI-03/25-SAR

Rareview Systematic Equity ETF

RSEE︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rareview Systematic Equity ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://rareviewcapital.com/systematic-equity-etf/. You can also request this information by contacting us at 1-888-783-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Systematic Equity ETF	$66	1.35%

      *Annualized

Fund Statistics

Net Assets	$56,654,417
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$260,682
Portfolio Turnover Rate	52%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Changes

This is a summary of planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2026, or upon request by contacting us at 1-888-783-8637.

At a special shareholder meeting held on March 14, 2025, a new sub-advisory agreement between the Fund's adviser, Rareview Capital LLC, (the "Adviser") and GST Management, LLC dba RegimePilot (the "Sub-Adviser") was approved.

Rareview Systematic Equity ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/systematic-equity-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2025

RSEE-03/25-SAR

Rareview Tax Advantaged Income ETF

RTAI︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rareview Tax Advantaged Income ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://rareviewcapital.com/tax-advantaged-income-etf/. You can also request this information by contacting us at 1-888-783-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Tax Advantaged Income ETF	$61	1.25%

      *Annualized

Fund Statistics

Net Assets	$18,973,874
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$19,938
Portfolio Turnover Rate	8%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	100.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Rareview Tax Advantaged Income ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/tax-advantaged-income-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2025

RTAI-03/25-SAR

Rareview Total Return Bond ETF

RTRE︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rareview Total Return Bond ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://rareviewcapital.com/total-return-bond-etf/. You can also request this information by contacting us at 1-888-783-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Total Return Bond ETF	$33	0.67%

      *Annualized

Fund Statistics

Net Assets	$37,040,477
Number of Portfolio Holdings	125
Net Investment Advisory Fees	$8,856
Portfolio Turnover Rate	63%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Asset-Backed Securities	1.5
Collateralized Mortgage Obligations	6.7
Collateralized Mortgage-Backed Securities	6.5
Corporate Bonds	19.7
Exchange-Traded Funds	4.9
Municipal Bonds	0.9
Preferred Stocks	0.2
Treasury Bill	7.5
Treasury Notes	16.8
U.S. Government Agency Mortgages	34.5
Yankee Dollars	0.8
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Rareview Total Return Bond ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/total-return-bond-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2025

RTRE-03/25-SAR

The SPAC and New Issue ETF

SPCX︳The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report — March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The SPAC and New Issue ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at http://www.spcxetf.com. You can also request this information by contacting us at 1-866-904-0406.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
The SPAC and New Issue ETF	$142	2.82%

      *Annualized

Fund Statistics

Net Assets	$8,980,288
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$40,823
Portfolio Turnover Rate	82%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	98.5
Private Investments	1.5
Rights	-
Warrants	0.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

The SPAC and New Issue ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at http://www.spcxetf.com, or upon request, by calling 1-866-904-0406.

Semi-Annual Shareholder Report — March 31, 2025

SPCX-03/25-SAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial
Statements and Other
Information

Goose Hollow Tactical Allocation ETF (GHTA)

Goose Hollow Multi-Strategy Income ETF (GHMS)

March 31, 2025

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Common Stocks — 26.2%
Consumer Staples — 3.6%
14,617	Fomento Economico Mexicano SAB de CV, ADR	1,426,327
Financials — 18.1%
396,284	AGNC Investment Corp.	3,796,400
66,678	Akbank TAS, ADR	200,701
34,514	Banco Santander Chile, ADR	786,919
21,089	ICICI Bank, Ltd., ADR	664,725
135,151	Itau Unibanco Holding SA, ADR	743,331
52,727	NU Holdings, Ltd., Class A(a)	539,924
40,000	PT Bank Central Asia Tbk, ADR	508,400
		7,240,400
Industrials — 3.3%
6,327	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	497,492
3,162	Rockwell Automation, Inc.	816,998
		1,314,490
Information Technology — 1.2%
21,089	Sirius XM Holdings, Inc.	475,452
Total Common Stocks (Cost $10,611,711)		10,456,669

Exchange-Traded Funds — 67.3%
54,180	Global X MSCI Colombia ETF	1,489,950
178,742	Goose Hollow Multi-Strategy Income ETF(b)	4,632,992
5,000	Invesco QQQ Trust Series 1	2,344,600
37,273	Invesco Solar ETF	1,135,336
55,024	iShares MSCI Brazil ETF	1,422,370
34,162	iShares MSCI Chile ETF	1,018,711
41,089	iShares MSCI India ETF	2,115,262
32,811	iShares MSCI Mexico ETF	1,672,049
6,732	iShares MSCI Norway ETF	174,695
18,001	iShares MSCI South Korea ETF	972,774
50,000	iShares Treasury Floating Rate Bond ETF	2,533,000
15,000	iShares U.S. Home Construction ETF	1,428,150
12,169	SPDR S&P Oil & Gas Exploration & Production ETF	1,602,779
10,000	Technology Select Sector SPDR Fund	2,064,800
3,292	VanEck Oil Services ETF	862,899
15,816	Vanguard Real Estate ETF	1,431,981
Total Exchange-Traded Funds (Cost $26,824,696)		26,902,348

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Warrants — 2.1%
21,960	Occidental Petroleum Corp. 08/03/2027(a)(c)	607,633
48,092	Valaris, Ltd. 04/29/2028(a)	244,788
Total Warrants (Cost $784,126)		852,421

Purchased Options Contracts — 3.9%(d)
Total Purchased Options Contracts (Cost $1,337,278)		1,573,000

Total Investments — 99.5% (Cost $39,557,811)		39,784,438
Other Assets in Excess of Liabilities — 0.5%		213,220
Net Assets — 100.0%		39,997,658

(a) Non-income producing security.

(b) Affiliated security.

(c) Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2025 was $607,633 which represented 1.52% of the net assets of the Fund.

(d) See Purchased Options Contracts.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Written Options Contacts

Exchange-traded options on future contracts written as of March 31, 2025, were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
C Currency Options	Call	250	18,750	56,883	75.00	12/5/25	(45,000)
Crude Oil Future Options	Call	200	15,000	295,526	75.00	7/17/25	(428,000)
Crude Oil Options	Call	250	22,500	106,900	90.00	7/28/25	(162,500)
Euro Currency Options	Call	400	460	484,012	1.15	12/5/25	(495,000)
Japanese Yen Options	Call	40	2,880	45,901	72.00	12/5/25	(53,500)
(Total Premiums Received $989,222)							(1,184,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Goose Hollow Tactical Allocation ETF

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of March 31, 2025, were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
C Currency Options	Call	250	18,375	120,618	73.50	12/5/25	90,000
Crude Oil Future Options	Call	200	14,700	362,474	73.50	7/17/25	518,000
Crude Oil Options	Call	250	21,000	190,600	84.00	7/28/25	290,000
Euro Currency Options	Call	400	456	595,987	1.14	12/5/25	595,000
Japanese Yen Options	Call	40	2,800	67,599	70.00	12/5/25	80,000
(Total Cost $1,337,278)							1,573,000

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Goose Hollow Multi-Strategy Income ETF

Shares		Fair Value ($)
Closed-End Funds — 14.1%
45,523	Aberdeen Asia-Pacific Income Fund, Inc.	714,711
218,484	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,026,876
72,472	Templeton Emerging Markets Income Fund	389,899
66,555	Virtus Stone Harbor Emerging Markets Income Fund	336,768
Total Closed-End Funds (Cost $2,549,811)		2,468,254

Exchange-Traded Funds — 71.6%
13,605	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	685,080
9,643	BondBloxx JPMorgan USD Emerging Markets 1-10 Year Bond ETF	406,518
63,157	SPDR FTSE International Government Inflation-Protected Bond ETF	2,368,457
24,108	VanEck J.P. Morgan EM Local Currency Bond ETF	575,217
9,578	Vanguard Global ex-U.S. Real Estate ETF	387,526
34,507	Vanguard Mortgage-Backed Securities ETF	1,598,019
17,265	Vanguard Real Estate ETF	1,563,173
23,213	Vanguard Short-Term Treasury ETF, Class T	1,362,371
52,840	Vanguard Total International Bond ETF	2,579,648
20,000	WisdomTree Floating Rate Treasury Fund ETF	1,006,600
Total Exchange-Traded Funds (Cost $12,752,717)		12,532,609

Preferred Stocks — 11.5%
Financials — 8.9%
11,983	AGNC Investment Corp., Series C	312,397
14,553	AGNC Investment Corp., Series F	367,608
11,959	Annaly Capital Management, Inc., Series F	305,194
8,645	Rithm Capital Corp., Series A	221,831
13,591	Rithm Capital Corp., Series B	342,901
		1,549,931
Real Estate — 2.6%
14,465	Public Storage, Series P	235,200
13,679	Public Storage, Series R	222,421
		457,621
Total Preferred Stocks (Cost $1,968,784)		2,007,552

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Goose Hollow Multi-Strategy Income ETF

Shares	Fair Value ($)

Total Investments — 97.2% (Cost $17,271,312)	17,008,415
Other Assets in Excess of Liabilities — 2.8%	490,756
Net Assets — 100.0%	17,499,171

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Statement of Assets and LiabilitiesMarch 31, 2025 (Unaudited)

	Goose Hollow Tactical Allocation ETF	Goose Hollow Multi-Strategy Income ETF
Assets:
Investments, at value (Cost $34,863,991 and $17,271,312)	$35,151,446	$17,008,415
Affiliated investments, at value (Cost $4,693,820 and $— )	4,632,992	—
Cash	404,500	517,885
Deposits at brokers for derivative contracts	576,705	210,734
Dividends and interest receivable	52,346	34,957
Receivable for investments sold	13,668,936	—
Receivable due from advisor	—	5,065
Prepaid expenses and other assets	6,237	2,986
Total Assets	54,493,162	17,780,042
Liabilities:
Payable for investments purchased	13,261,132	253,188
Written options at value (Premiums received $989,222 and $—)	1,184,000	—
Accrued expenses:
Advisory	26,774	305
Administration	5,099	2,964
Custodian	—	156
Fund accounting	7,261	17,719
Legal and audit	8,138	3,577
Trustee	1,193	797
Printing	1,907	2,165
Total Liabilities	14,495,504	280,871
Net Assets	$39,997,658	$17,499,171
Net Assets consist of:
Paid-in Capital	$38,905,733	$17,534,248
Total Distributable Earnings (Loss)	1,091,925	(35,077)
Net Assets	$39,997,658	$17,499,171

Net Assets:	$39,997,658	$17,499,171
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,375,000	675,000
Net Asset Value (offering and redemption price per share):	$29.09	$25.92

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Statement of OperationsFor the period ended March 31, 2025 (Unaudited)

	Goose Hollow Tactical Allocation ETF	Goose Hollow Multi-Strategy Income ETF
Investment Income:
Dividend income	$835,026	$573,178
Affiliated dividend income	106,754	—
Interest income	2,536	4,110
Total Investment Income	944,316	577,288
Expenses:
Advisory	169,730	57,192
Administration	29,952	17,597
Compliance services	4,488	4,486
Custodian	2,300	1,102
Offering costs	—	29
Fund accounting	48,117	27,256
Legal and audit	13,781	13,676
Listing fee	7,000	7,000
Printing	4,183	4,254
Treasurer	675	450
Trustee	2,393	1,597
Other	5,057	4,533
Total Expenses before fee reductions	287,676	139,172
Expenses contractually waived and/or reimbursed by the Advisor	(13,531)	(51,201)
Total Net Expenses	274,145	87,971
Net Investment Income (Loss)	670,171	489,317
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(1,385,877)	17,781
Net realized gains (losses) from in-kind transactions	2,286,076	6,842
Net realized gains (losses) from affiliated in-kind transactions	17,396	—
Net realized gains (losses) from futures transactions	73,259	—
Net realized gains (losses) from written options transactions	98,115	—
Change in unrealized appreciation (depreciation) on investments	(1,275,654)	(592,628)
Change in unrealized appreciation (depreciation) on affiliated funds	(131,233)	—
Change in unrealized appreciation (depreciation) on written options	(221,646)	—
Net Realized and Unrealized Gains (Losses):	(539,564)	(568,005)
Change in Net Assets Resulting From Operations	$130,607	$(78,688)

(a) See Note 3 in the Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 10

Statements of Changes in Net Assets

	Goose Hollow Tactical Allocation ETF		Goose Hollow Multi-Strategy Income ETF
	Six months ended March 31, 2025 (unaudited)	Year ended September 30, 2024	Six months ended March 31, 2025 (unaudited)	For the period November 14, 2023(a) through September 30, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$670,171	$965,141	$489,317	$518,029
Net realized gains (losses) from investments, affiliated funds, futures, written options, and in-kind transactions	1,088,969	3,061,534	24,623	31,937
Change in unrealized appreciation (depreciation) on investments, affiliated funds, and written options	(1,628,533)	3,125,845	(592,628)	329,731
Change in net assets resulting from operations	130,607	7,152,520	(78,688)	879,697
Distributions to Shareholders From:
Earnings	(955,873)	(981,366)	(472,929)	(300,623)
Change in net assets from distributions	(955,873)	(981,366)	(472,929)	(300,623)
Capital Transactions:
Proceeds from shares issued	16,899,112	31,900,662	1,931,306	21,345,999
Cost of shares redeemed	(16,113,341)	(39,114,945)	(1,913,664)	(3,891,927)
Change in net assets from capital transactions	785,771	(7,214,283)	17,642	17,454,072
Change in net assets	(39,495)	(1,043,129)	(533,975)	18,033,146
Net Assets:
Beginning of period	40,037,153	41,080,282	18,033,146	—
End of period	$39,997,658	$40,037,153	$17,499,171	$18,033,146
Share Transactions:
Issued	575,000	1,150,000	75,000	825,000
Redeemed	(550,000)	(1,425,000)	(75,000)	(150,000)
Change in shares	25,000	(275,000)	—	675,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 11

Financial Highlights

Goose Hollow Tactical Allocation ETF	Six Months ended March 31, 2025 (unaudited)	Year ended September 30, 2024	Year ended September 30, 2023	November 16, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$29.66	$25.28	$22.25	$24.63

Net Investment Income (Loss)(b)	0.49	0.70	0.55	0.06
Net Realized and Unrealized Gains (Losses) on Investments	(0.36)	4.32 (c)	2.58 (c)	(2.34)
Total from Investment Activities	0.13	5.02	3.13	(2.28)

Distributions from Net Investment Income	(0.70)	(0.48)	(0.06)	(0.10)
Distributions from Net Realized Gains on Investments	—	(0.16)	(0.04)	—
Total Distributions	(0.70)	(0.64)	(0.10)	(0.10)

Net Asset Value, End of Period	$29.09	$29.66	$25.28	$22.25
Net Assets at End of Period (000’s)	$39,998	$40,037	$41,080	$10,569

Total Return at NAV(d)(e)	0.48%	20.07%	14.05%	(9.30)%
Ratio of Net Expenses to Average Net Assets(f)(g)	1.37%	1.11%	0.89%	0.84%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.44%	1.42%	1.39%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	3.36%	2.58%	2.12%	0.28%
Portfolio Turnover(e)(j)	181%	129%	450%	392%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 12

Financial Highlights (continued)

Goose Hollow Multi-Strategy Income ETF	Six Months Ended March 31, 2025 (unaudited)	November 14, 2023(a) through September 30, 2024
Net Asset Value, Beginning of Period	$26.72	$25.00

Net Investment Income (Loss)(b)	0.72	1.08
Net Realized and Unrealized Gains (Losses) on Investments(c)	(0.84)	1.17
Total from Investment Activities	(0.12)	2.25

Distributions from Net Investment Income	(0.68)	(0.53)
Total Distributions	(0.68)	(0.53)
Net Asset Value, End of Period	$25.92	$26.72
Net Assets at End of Period (000’s)	$17,499	$18,033

Total Return at NAV(d)(e)	(0.45)%	9.09%
Ratio of Net Expenses to Average Net Assets(f)(g)	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.58%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	5.56%	4.72%
Portfolio Turnover(e)(j)	40%	35%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

Semi-Annual Financial Statements and Other Information | 13

Notes to Financial StatementsMarch 31, 2025 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Goose Hollow Tactical Allocation ETF and Goose Hollow Multi-Strategy Income ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds included herein are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund are used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Funds is the information utilized for the day-to-day management of the Funds. The Funds are party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the investment advisor is deemed to be the Chief Operating Decision Maker for the Funds.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (‘’Cboe’’). Market prices for the Shares may be different from their net asset value (‘’NAV’’). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (‘’Creation Units’’). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (‘’Authorized Participants’’). An Authorized Participant is either (i) a broker-dealer or other participant in the

Semi-Annual Financial Statements and Other Information | 14

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the ‘’Distributor’’). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

The following is a summary of significant policies consistently followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘’GAAP’’). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘’FASB’’) Accounting Standards Codification Topic 946 ‘’Financial Services - Investment Companies’’. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Goose Hollow Capital Management, LLC (the “Advisor”) as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below.

• Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access

Semi-Annual Financial Statements and Other Information | 15

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

• Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) and preferred stocks traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds and preferred stocks traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange-traded options contracts are valued at the last quoted sales price on the primary exchange for that option as recorded by an approved pricing vendor. If an option is not traded on the valuation date, exchange-traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

The Funds did not hold any Level 2 or Level 3 investments as of March 31, 2025.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of March 31, 2025, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Goose Hollow Tactical Allocation ETF
Common Stocks(a)	$10,456,669	$10,456,669
Exchange-Traded Funds	26,902,238	26,902,238
Purchased Options Contracts	1,573,000	1,573,000
Warrants	852,421	852,421
Total Investments	$39,784,438	$39,784,438
Other Financial Instruments(a)
Liabilities Written Options Contracts	(1,184,000)	(1,184,000)
Total Other Financial Instruments	$1,184,000	$1,184,000

Semi-Annual Financial Statements and Other Information | 16

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

	Level 1	Total Investments
Goose Hollow Multi-Strategy Income ETF
Exchange-Traded Funds	$12,532,609	$12,532,609
Closed-End Funds	2,468,254	2,468,254
Preferred Stocks	2,007,552	2,007,552
Total Investments	$17,008,415	$17,008,415

(a) Please see the Portfolio of Investments for Industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (‘’REITs’’) and master limited partnerships (‘’MLPs’’), which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Funds.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Goose Hollow Tactical Allocation ETF intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The Goose Hollow Multi-Strategy Income ETF intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least semi-annually. The amount

Semi-Annual Financial Statements and Other Information | 17

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

F. Derivative Instruments

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities

Semi-Annual Financial Statements and Other Information | 18

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts for the period ended March 31, 2025 were as follows:

	Monthly Average Notional Amount (000)
	Long	Short
Futures Contracts:
Goose Hollow Tactical Allocation ETF	$659	$—

Options Contracts:

Purchased Options – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The gross notional amount of purchased and written options outstanding as of March 31, 2025, and the monthly average notional amount for these contracts for the period ended March 31, 2025 were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options:
Goose Hollow Tactical Allocation ETF	$114,575	$25,446
Written Options Contracts:
Goose Hollow Tactical Allocation ETF	117,350	25,332

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2025:

	Assets	Liabilities
	Investments, at Value for Purchased Options	Written Options, at Value
Equity Risk Exposure
Goose Hollow Tactical Allocation ETF	$1,573,000	$1,184,000

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2025:

	Net Realized Gains (Losses) from			Net Change in Unrealized Appreciation (Depreciation) on
	Futures Contracts	Purchased Options(a)	Written Options	Futures Contracts	Purchased Options(b)	Written Options
Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$73,259	$14,251	$4,626	$—	$(19,204)	$(6,704)
Equity Risk Exposure:
Goose Hollow Tactical Allocation ETF	—	(40,588)	31,467	—	33,538	(26,867)
Commodity Risk Exposure:
Goose Hollow Tactical Allocation ETF	—	(176,478)	62,022	—	254,926	(188,075)

(a) These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b) These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

The Advisor serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Semi-Annual Financial Statements and Other Information | 20

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Management Fee Rate
Goose Hollow Tactical Allocation ETF	0.85%
Goose Hollow Multi-Strategy Income ETF	0.65%

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2026 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expenses on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) will not exceed the following:

Expense Cap
Goose Hollow Tactical Allocation ETF	1.85%
Goose Hollow Multi-Strategy Income ETF	1.00%

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost the Funds’ performance. The expense imitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Advisor.

As of March 31, 2025, the Advisor may recoup amounts from the Funds as follows:

	Waived/Reimbursed FY 2022 Expires 09/30/2025	Waived/Reimbursed FY 2023 Expires 09/30/2026	Waived/Reimbursed FY 2024 Expires 09/30/2027	Waived/Reimbursed FY 2025 Expires 09/30/2028	Total
Goose Hollow Tactical Allocation ETF	$80,007	$162,149	$91,708	$13,531	$347,395
Goose Hollow Multi-Strategy Income ETF	—	—	77,799	51,201	129,000

Semi-Annual Financial Statements and Other Information | 21

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Affiliated Transactions:

At March 31, 2025, the following investments are noted as Affiliated Securities in Goose Hollow Tactical Allocation ETF’s Portfolio of Investments:

	Balance at September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at March 31, 2025	Shares as of March 31, 2025	Dividend Income	Capital Gains Distributions
Goose Hollow Tactical Allocation ETF
Goose Hollow Multi-Strategy Income ETF	$3,542,509	$1,671,898	$(467,578)	$17,396	$(131,233)	$4,632,992	178,742	$106,754	$—

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pay CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC (the “Distributor”) is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2025, the Funds paid a total of $1,125 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

Semi-Annual Financial Statements and Other Information | 22

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$69,298,342	$69,431,857
Goose Hollow Multi-Strategy Income ETF	7,848,743	6,868,308

Purchases and sales of in-kind transactions for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$16,358,846	$15,593,653
Goose Hollow Multi-Strategy Income ETF	625,298	1,872,062

There were no purchases or sales of U.S. government securities during the period ended March 31, 2025.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Funds are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Goose Hollow Tactical Allocation ETF	$250	2.00%
Goose Hollow Multi-Strategy Income ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2025, there were no unsettled in-kind capital transactions.

Semi-Annual Financial Statements and Other Information | 23

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

For the tax year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the tax year ended September 30, 2024, the Funds did not incur any interest or penalties.

As of tax year ended September 30, 2024, the tax cost of securities, including written options and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goose Hollow Tactical Allocation ETF	$36,477,966	$1,793,883	(133,899)	$1,659,984
Goose Hollow Multi-Strategy Income ETF	17,369,842	387,007	(57,276)	329,731

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity.

The tax character of distributions paid during the tax year ended September 30, 2023, and September 30, 2024 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Goose Hollow Tactical Allocation ETF
2023	$81,324	$—	$81,324	$81,324
2024	981,366	—	981,366	981,366
Goose Hollow Multi-Strategy Income ETF
2024	300,623	—	300,623	300,623

Semi-Annual Financial Statements and Other Information | 24

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

As of tax year ended September 30, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Goose Hollow Tactical Allocation ETF	$912,444	$—	$912,444	$(655,237)	$1,659,984	$1,917,191
Goose Hollow Multi-Strategy Income ETF	219,043	—	219,043	(32,234)	329,731	516,540

As of tax year ended September 30, 2024, the following Funds have net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
Goose Hollow Tactical Allocation ETF	$593,601	$61,636	$655,237
Goose Hollow Multi-Strategy ETF	32,234	—	32,234

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal tax year ended September 30, 2024, the Funds had no deferred losses.

Permanent Tax Differences:

As of tax year ended September 30, 2024, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to excise tax and redemptions in-kind.

	Total Distributable Earnings (Loss)	Paid-in Capital
Goose Hollow Tactical Allocation ETF	$(3,618,282)	$3,618,282
Goose Hollow Multi-Strategy Income ETF	(62,534)	62,534

Semi-Annual Financial Statements and Other Information | 25

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, each Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in each Fund’s prospectus.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2025.

Semi-Annual Financial Statements and Other Information | 26

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(9) Proxy Voting

Information regarding how the Funds voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, (i) by calling 1-866-898-6447; (ii) on the Funds’ websites at https://www.gham.co/ and https://ghms.gham.co/; and (iii) by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements
and Other Information

Mindful Conservative ETF (MFUL)

Adaptive Core ETF (RULE)

Mohr Sector Nav ETF (SNAV)

Mohr Company Nav ETF (CNAV)

March 31, 2025

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Mindful Conservative ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 97.8%
80,980	First Trust Exchange-Traded Fund-First Trust Morningstar Dividend Leaders Index	3,517,771
22,853	First Trust Rising Dividend Achievers ETF	1,337,815
46,476	Goldman Sachs Access Treasury 0-1 Year ETF	4,655,966
388	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	17,856
16,528	iShares 0-3 Month Treasury Bond ETF	1,663,874
23,248	iShares 0-5 Year TIPS Bond ETF	2,405,471
28,455	iShares Core 60/40 Balanced Allocation ETF	1,638,154
17,533	iShares Core U.S. Aggregate Bond ETF	1,734,364
10,930	iShares MSCI USA Min Vol Factor ETF	1,023,704
18,060	PIMCO Active Bond ETF	1,670,008
28,957	SPDR Bloomberg 1-10 Year TIPS ETF	555,685
39,630	SPDR Bloomberg 1-3 Month T-Bill ETF	3,635,260
18,049	SPDR Bloomberg Convertible Securities ETF	1,382,914
24,349	SPDR SSgA Global Allocation ETF	1,091,373
37,936	SPDR SSgA Income Allocation ETF	1,206,365
14,679	VanEck Morningstar Wide Moat ETF	1,291,752
18,808	Vanguard Intermediate-Term Bond ETF	1,440,128
126	Vanguard Mega Cap Growth ETF	38,919
58,908	WisdomTree Floating Rate Treasury Fund ETF	2,964,840
Total Exchange-Traded Funds (Cost $33,352,046)		33,272,219

Total Investments — 97.8% (Cost $33,352,046)		33,272,219
Other Assets in Excess of Liabilities — 2.2%		757,749
Net Assets — 100.0%		34,029,968

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

PIMCO — Pacific Investment Management Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

SSgA — State Street Global Advisors

TIPS — Treasury Inflation-Protected Security

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Common Stocks — 79.3%
Communication Services — 2.9%
1,483	T-Mobile US, Inc.	395,531
Consumer Discretionary — 8.3%
1,300	Amazon.com, Inc.(a)	247,338
1,858	DoorDash, Inc., Class A(a)	339,587
4,446	eBay, Inc.	301,127
782	Lululemon Athletica, Inc.(a)	221,353
		1,109,405
Consumer Staples — 5.9%
353	Costco Wholesale Corp.	333,860
6,698	Kroger Co. (The)	453,388
		787,248
Financials — 13.9%
2,999	Intercontinental Exchange, Inc.	517,328
1,278	JPMorgan Chase & Co.	313,493
1,432	Marsh & McLennan Cos., Inc.	349,451
510	Mastercard, Inc., Class A	279,541
2,699	Tradeweb Markets, Inc., Class A	400,694
		1,860,507
Health Care — 12.1%
1,875	AbbVie, Inc.	392,850
5,459	Edwards Lifesciences Corp.(a)	395,668
448	Eli Lilly & Co.	370,008
1,405	Molina Healthcare, Inc.(a)	462,793
		1,621,319
Industrials — 18.8%
2,448	Builders FirstSource, Inc.(a)	305,853
1,761	General Electric Co.	352,464
1,464	HEICO Corp.	391,166
2,462	Howmet Aerospace, Inc.	319,395
1,599	L3Harris Technologies, Inc.	334,687
2,054	Old Dominion Freight Line, Inc.	339,834
1,998	Republic Services, Inc.	483,836
		2,527,235

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Information Technology — 11.9%
5,739	Amphenol Corp., Class A	376,421
4,407	Cognizant Technology Solutions Corp., Class A	337,135
620	Monolithic Power Systems, Inc.	359,588
2,148	NVIDIA Corp.	232,800
1,256	Workday, Inc., Class A(a)	293,314
		1,599,258
Real Estate — 2.9%
2,498	Welltower, Inc.	382,719
Utilities — 2.6%
2,964	Vistra Corp.	348,092
Total Common Stocks (Cost $10,893,575)		10,631,314

Exchange-Traded Funds — 18.7%
6,606	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Quality ETF	438,242
9,132	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	420,254
1,098	iShares Russell 1000 Growth ETF	396,477
12,361	JPMorgan Ultra-Short Income ETF	625,837
6,838	SPDR Bloomberg 1-3 Month T-Bill ETF	627,250
Total Exchange-Traded Funds (Cost $2,382,776)		2,508,060

Total Investments — 98.0% (Cost $13,276,350)		13,139,374
Other Assets in Excess of Liabilities — 2.0%		269,336
Net Assets — 100.0%		13,408,710

(a) Non-income producing security.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Mohr Sector Nav ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 97.8%
42,708	Financial Select Sector SPDR Fund ETF	2,127,285
141,216	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF(a)	10,738,066
15,590	Industrial Select Sector SPDR Fund	2,043,381
254	SPDR S&P 500 ETF Trust	142,085
27,457	Utilities Select Sector SPDR Fund	2,164,984
10,272	Vanguard Consumer Staples ETF	2,247,719
17,232	Vanguard Energy ETF	2,235,163
8,818	Vanguard Health Care ETF	2,334,389
Total Exchange-Traded Funds (Cost $24,305,789)		24,033,072

Total Investments — 97.8% (Cost $24,305,789)		24,033,072
Other Assets in Excess of Liabilities — 2.2%		539,518
Net Assets — 100.0%		24,572,590

(a) As of March 31, 2025, investment is 43.70% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Mohr Company Nav ETF

Shares		Fair Value ($)
Common Stocks — 97.5%
Communication Services — 12.3%
6,377	Alphabet, Inc., Class A	986,140
1,440	Meta Platforms, Inc., Class A	829,958
1,407	Netflix, Inc.(a)	1,312,070
5,259	TKO Group Holdings, Inc.	803,628
		3,931,796
Consumer Discretionary — 21.8%
33,634	Chewy, Inc., Class A(a)	1,093,441
6,995	Darden Restaurants, Inc.	1,453,281
6,835	Expedia Group, Inc.	1,148,964
3,206	Lululemon Athletica, Inc.(a)	907,490
18,401	Tapestry, Inc.	1,295,614
6,977	Williams-Sonoma, Inc.	1,103,064
		7,001,854
Energy — 3.7%
63,864	Energy Transfer LP	1,187,232
Financials — 7.2%
3,680	LPL Financial Holdings, Inc.	1,203,875
32,949	Toast, Inc., Class A(a)	1,092,918
		2,296,793
Health Care — 3.3%
7,361	Natera, Inc. (a)	1,040,919
Industrials — 6.0%
3,455	GE Vernova, Inc.	1,054,742
12,721	United Airlines Holdings, Inc.(a)	878,385
		1,933,127
Information Technology — 40.6%
10,642	Arista Networks, Inc.(a)	824,542
4,896	Atlassian Corp., Class A(a)	1,038,980
5,298	Broadcom, Inc.	887,044
10,929	Cloudflare, Inc., Class A(a)	1,231,588
13,510	Docusign, Inc.(a)	1,099,714
3,335	F5, Inc.(a)	888,010
6,272	GoDaddy, Inc., Class A(a)	1,129,838
1,764	HubSpot, Inc.(a)	1,007,756
8,326	Jabil, Inc.	1,132,919
10,929	Marvell Technology, Inc.	672,899
19,669	Pure Storage, Inc., Class A(a)	870,747

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Mohr Company Nav ETF

Shares		Fair Value ($)
Common Stocks — 97.5% (continued)
Information Technology — 40.6% (continued)
11,249	Twilio, Inc., Class A(a)	1,101,390
3,594	Ubiquiti, Inc.	1,114,644
		13,000,071
Utilities — 2.6%
6,964	Vistra Corp.	817,852
Total Common Stocks (Cost $36,203,495)		31,209,644

Total Investments — 97.5% (Cost $36,203,495)		31,209,644
Other Assets in Excess of Liabilities — 2.5%		815,169
Net Assets — 100.0%		32,024,813

(a) Non-income producing security.

LP — Limited Partnership

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Statements of Assets and LiabilitiesMarch 31, 2025 (Unaudited)

	Mindful Conservative ETF	Adaptive Core ETF
Assets:
Investments, at value (Cost $33,352,046 and $13,276,350)	$33,272,219	$13,139,374
Cash	795,571	288,157
Dividends and interest receivable	—	1,601
Prepaid expenses and other assets	3,551	2,899
Total Assets	34,071,341	13,432,031
Liabilities:
Accrued expenses:
Advisory	21,351	8,834
Administration	3,660	1,514
Custodian	102	191
Fund accounting	6,666	4,151
Legal and audit	5,158	4,785
Trustee	1,486	1,159
Printing	2,950	2,687
Total Liabilities	41,373	23,321
Net Assets	$34,029,968	$13,408,710
Net Assets consist of:
Paid-in Capital	$38,162,583	$25,505,386
Total Distributable Earnings (Loss)	(4,132,615)	(12,096,676)
Net Assets	$34,029,968	$13,408,710

Net Assets:	$34,029,968	$13,408,710
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,575,000	650,000
Net Asset Value (offering and redemption price per share):	$21.61	$20.63

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 10

Statements of Assets and Liabilities (continued)March 31, 2025 (Unaudited)

	Mohr Sector Nav ETF	Mohr Company Nav ETF
Assets:
Investments, at value (Cost $24,305,789 and $36,203,495)	$24,033,072	$31,209,644
Cash	567,622	847,822
Deferred offering costs	—	6,850
Dividends and interest receivable	431	—
Prepaid expenses and other assets	1,736	2,754
Total Assets	24,602,861	32,067,070
Liabilities:
Accrued expenses:
Advisory	14,845	20,779
Administration	2,545	3,562
Custodian	374	—
Fund accounting	5,993	8,531
Legal and audit	3,130	4,835
Trustee	1,309	928
Printing	2,075	3,622
Total Liabilities	30,271	42,257
Net Assets	$24,572,590	$32,024,813
Net Assets consist of:
Paid-in Capital	$23,622,575	$34,400,993
Total Distributable Earnings (Loss)	950,015	(2,376,180)
Net Assets	$24,572,590	$32,024,813

Net Assets:	$24,572,590	$32,024,813
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	825,000	1,410,000
Net Asset Value (offering and redemption price per share):	$29.78	$22.71

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 11

Statements of OperationsFor the period ending March 31, 2025 (Unaudited)

	Mindful Conservative ETF	Adaptive Core ETF
Investment Income:
Dividend income	$848,496	$177,524
Total Investment Income	848,496	177,524
Expenses:
Advisory	149,953	83,651
Administration	25,706	14,340
Compliance services	4,488	4,488
Custodian	983	1,220
Fund accounting	47,606	45,602
Legal and audit	15,076	14,740
Listing fee	7,000	7,000
Printing	3,894	4,008
Treasurer	675	675
Trustee	2,079	2,358
Other	5,377	5,083
Total Expenses	262,837	183,165
Net Investment Income (Loss)	585,659	(5,641)
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(424,028)	(1,584,491)
Net realized gains (losses) from in-kind transactions	1,110,343	2,226,469
Change in unrealized appreciation (depreciation) on investments	(1,116,554)	(1,630,541)
Net Realized and Unrealized Gains (Losses):	(430,239)	(988,563)
Change in Net Assets Resulting From Operations	$155,420	$(994,204)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 12

Statements of Operations (continued)For the period ending March 31, 2025 (Unaudited)

	Mohr Sector Nav ETF	Mohr Company Nav ETF
Investment Income:
Dividend income	$221,704	$138,630
Total Investment Income	221,704	138,630
Expenses:
Advisory	105,198	155,092
Administration	18,034	26,587
Compliance services	4,488	4,488
Custodian	952	1,131
Offering cost	—	5,727
Fund accounting	39,328	48,812
Legal and audit	14,560	13,673
Listing fee	6,000	6,000
Printing	4,359	3,749
Treasurer	675	675
Trustee	3,309	2,128
Other	6,835	6,011
Total Expenses	203,738	274,073
Net Investment Income (Loss)	17,966	(135,443)
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(1,083,286)	(2,548,816)
Net realized gains (losses) from in-kind transactions	2,293,485	5,301,930
Change in unrealized appreciation (depreciation) on investments	(2,091,974)	(4,993,851)
Net Realized and Unrealized Gains (Losses):	(881,775)	(2,240,737)
Change in Net Assets Resulting From Operations	$(863,809)	$(2,376,180)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 13

Statements of Changes in Net Assets

	Mindful Conservative ETF		Adaptive Core ETF
	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$585,659	$1,453,507	$(5,641)	$(45,904)
Net realized gains (losses) from investment and in-kind transactions	686,315	1,920,846	641,978	4,735,288
Change in unrealized appreciation (depreciation) on investments	(1,116,554)	1,802,154	(1,630,541)	2,260,461
Change in net assets resulting from operations	155,420	5,176,507	(994,204)	6,949,845
Distributions to Shareholders From:
Earnings	(610,830)	(3,621,537)	—	(819,624)
Change in net assets from distributions	(610,830)	(3,621,537)	—	(819,624)
Capital Transactions:
Proceeds from shares issued	16,902,372	16,486,901	9,508,913	35,614,591
Cost of shares redeemed	(28,861,921)	(53,378,675)	(23,021,712)	(61,230,926)
Change in net assets from capital transactions	(11,959,549)	(36,891,774)	(13,512,799)	(25,616,335)
Change in net assets	(12,414,959)	(35,336,804)	(14,507,003)	(19,486,114)
Net Assets:
Beginning of period	46,444,927	81,781,731	27,915,713	47,401,827
End of period	$34,029,968	$46,444,927	$13,408,710	$27,915,713
Share Transactions:
Issued	775,000	775,000	425,000	1,700,000
Redeemed	(1,325,000)	(2,500,000)	(1,050,000)	(2,950,000)
Change in shares	(550,000)	(1,725,000)	(625,000)	(1,250,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 14

Statements of Changes in Net Assets (continued)

	Mohr Sector Nav ETF		Mohr Company Nav ETF
	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	For the period September 30, 2024(a) through March 31, 2025 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$17,966	$153,675	$(135,443)
Net realized gains (losses) from investment and in-kind transactions	1,210,199	7,971,954	2,753,114
Change in unrealized appreciation (depreciation) on investments	(2,091,974)	2,425,125	(4,993,851)
Change in net assets resulting from operations	(863,809)	10,550,754	(2,376,180)
Distributions to Shareholders From:
Earnings	(292,063)	(1,783,040)	—
Change in net assets from distributions	(292,063)	(1,783,040)	—
Capital Transactions:
Proceeds from shares issued	18,891,171	83,766,550	68,102,068
Cost of shares redeemed	(57,424,302)	(87,096,378)	(33,701,075)
Change in net assets from capital transactions	(38,533,131)	(3,329,828)	34,400,993
Change in net assets	(39,689,003)	5,437,886	32,024,813
Net Assets:
Beginning of period	64,261,593	58,823,707	—
End of period	$24,572,590	$64,261,593	$32,024,813
Share Transactions:
Issued	600,000	2,825,000	2,670,000
Redeemed	(1,850,000)	(3,025,000)	(1,260,000)
Change in shares	(1,250,000)	(200,000)	1,410,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 15

Financial Highlights

Mindful Conservative ETF	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Year ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$21.86	$21.24	$21.41		$25.00

Net Investment Income (Loss)(b)	0.30	0.54	0.63		(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(0.24)	1.41	(0.74)		(3.50)
Total from Investment Activities	0.06	1.95	(0.11)		(3.59)

Distributions from Net Investment Income	(0.31)	(1.33)	(0.06)		—
Total Distributions	(0.31)	(1.33)	(0.06)		—
Net Asset Value, End of Period	$21.61	$21.86	$21.24		$21.41
Net Assets at End of Period (000’s)	$34,030	$46,445	$81,782		$95,812

Total Return at NAV(c)(d)	0.28%	9.47%	(0.49)%		(14.36)%
Ratio of Operating Expenses to Average Net Assets(e)(f)	1.22%	1.08%	0.96%		1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(g)	2.74%	2.51%	2.94%		(0.47)%
Portfolio Turnover(d)(h)	168%	314%	260	%(i)	665%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(h) Excludes the impact of in-kind transactions.

(i) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 16

Financial Highlights (continued)

Adaptive Core ETF	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Year ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$21.89	$18.77	$19.43		$25.00

Net Investment Income (Loss)(b)	(0.01)	(0.02)	0.28		(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	(1.25)	3.55	(0.94)		(5.53)
Total from Investment Activities	(1.26)	3.53	(0.66)		(5.57)

Distributions from Net Investment Income	—	(0.41)	—	(c)	—
Total Distributions	—	(0.41)	—	(c)	—
Net Asset Value, End of Period	$20.63	$21.89	$18.77		$19.43
Net Assets at End of Period (000’s)	$13,409	$27,916	$47,402		$69,463

Total Return at NAV(d)(e)	(5.78)%	18.97%	(3.37)%		(22.28)%
Ratio of Operating Expenses to Average Net Assets(f)(g)	1.54%	1.20%	1.02%		1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(0.05)%	(0.12)%	1.41%		(0.23)%
Portfolio Turnover(e)(i)	180%	451%	425	%(j)	1,180%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Amount is less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

(j) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 17

Financial Highlights (continued)

Mohr Sector Nav ETF	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	January 10, 2023(a) through September 30, 2023
Net Asset Value, Beginning of Period	$30.97	$25.86	$25.00

Net Investment Income (Loss)(b)	0.02	0.09	0.14
Net Realized and Unrealized Gains (Losses) on Investments(c)	(0.93)	5.92	0.72
Total from Investment Activities	(0.91)	6.01	0.86

Distributions from Net Investment Income	(0.15)	(0.09)	—
Distributions from Net Realized Gains on Investments	(0.13)	(0.81)	—
Total Distributions	(0.28)	(0.90)	—
Net Asset Value, End of Period	$29.78	$30.97	$25.86
Net Assets at End of Period (000’s)	$24,573	$64,262	$58,824

Total Return at NAV(d)(e)	(2.94)%	23.70%	3.43%
Ratio of Operating Expenses to Average Net Assets(f)(g)	1.37%	1.04%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	0.12%	0.32%	0.72%
Portfolio Turnover(e)(i)	165%	523%	537%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 18

Financial Highlights (continued)

Mohr Company Nav ETF	September 30, 2024(a) through March 31, 2025 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.08)
Net Realized and Unrealized Gains (Losses) on Investments(c)	(2.21)
Total from Investment Activities	(2.29)

Net Asset Value, End of Period	$22.71
Net Assets at End of Period (000’s)	$32,025

Total Return at NAV(d)(e)	(9.15)%
Ratio of Operating Expenses to Average Net Assets(f)(g)	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(0.61)%
Portfolio Turnover(e)(i)	213%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial StatementsMarch 31, 2025 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Mindful Conservative ETF, Adaptive Core ETF, Mohr Sector Nav ETF, and Mohr Company Nav ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Mohr Company Nav ETF commenced operations on September 30,2024.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds included herein are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund are used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Funds is the information utilized for the day-to-day management of the Funds. The Funds are party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the investment adviser is deemed to be the Chief Operating Decision Maker for the Funds.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each

Semi-Annual Financial Statements and Other Information | 20

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Retireful, LLC (the “Advisor”), as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs

Semi-Annual Financial Statements and Other Information | 21

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access

• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments as of March 31, 2025.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of March 31, 2025, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Mindful Conservative ETF
Exchange-Traded Funds	$33,272,219	$33,272,219
Total Investments	$33,272,219	$33,272,219

Adaptive Core ETF
Common Stocks(a)	$10,631,314	$10,631,314
Exchange-Traded Funds	2,508,060	2,508,060
Total Investments	$13,139,374	$13,139,374

Mohr Sector Nav ETF
Exchange-Traded Funds	$24,033,072	$24,033,072
Total Investments	$24,033,072	$24,033,072

Semi-Annual Financial Statements and Other Information | 22

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

	Level 1	Total Investments
Mohr Company Nav ETF
Common Stocks(a)	$31,209,644	$31,209,644
Total Investments	$31,209,644	$31,209,644

(a) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Funds.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income if any, at least quarterly and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from

Semi-Annual Financial Statements and Other Information | 23

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

The Advisor serves as the Funds’ investment advisor pursuant to investment advisory agreements. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Funds pay the Advisor a management fee of 0.70% of each Fund’s average daily net assets, calculated daily and paid monthly.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pay CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC (the “Distributor”) is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

Semi-Annual Financial Statements and Other Information | 24

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2025, the Funds paid a total of $2,700 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Mindful Conservative ETF	$70,361,013	$69,574,005
Adaptive Core ETF	43,484,786	40,986,838
Mohr Sector Nav ETF	57,573,864	53,360,067
Mohr Company Nav ETF	77,500,920	77,066,131

Purchases and sales of in-kind transactions for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Mindful Conservative ETF	$16,517,412	$29,611,457
Adaptive Core ETF	9,135,435	24,398,079
Mohr Sector Nav ETF	18,141,385	55,463,830
Mohr Company Nav ETF	66,579,413	33,809,852

There were no purchases or sales of U.S. government securities during the period ended March 31, 2025.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units

Semi-Annual Financial Statements and Other Information | 25

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Mindful Conservative ETF	$250	2.00%
Adaptive Core ETF	250	2.00%
Mohr Sector Nav ETF	250	2.00%
Mohr Company Nav ETF	250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities. As of March 31, 2025, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

For the tax year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the tax year ended September 30, 2024, the Funds did not incur any interest or penalties.

Semi-Annual Financial Statements and Other Information | 26

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

As of tax year ended September 30, 2024, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mindful Conservative ETF	$44,996,923	$1,044,907	$(32,335)	$1,012,572
Adaptive Core ETF	25,399,711	1,680,815	(187,892)	1,492,923
Mohr Sector Nav ETF	56,209,671	1,819,257	(5,433)	1,813,824

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity.

The tax character of distributions paid during the tax year ended September 30, 2023 and September 30, 2024 were as follows:

	Distributions Paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Mindful Conservative ETF
2023	$284,819	$—	$284,819	$284,819
2024	3,621,537	—	3,621,537	3,621,537
Adaptive Core ETF
2023	5,848	—	5,848	5,848
2024	819,624	—	819,624	819,624
Mohr Sector Nav ETF
2023	—	—	—	—
2024	1,783,040	—	1,783,040	1,783,040

As of tax year ended September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Mindful Conservative ETF	$69,836	$—	$69,836	$(4,759,613)	$1,012,572	$(3,677,205)
Adaptive Core ETF	—	—	—	(12,595,395)	1,492,923	(11,102,472)
Mohr Sector Nav ETF	292,063	—	292,063	—	1,813,824	2,105,887

Semi-Annual Financial Statements and Other Information | 27

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

As of the tax year ended September 30, 2024, the following Funds have net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
Mindful Conservative ETF	$4,738,094	$21,519	$4,759,613
Adaptive Core ETF	12,557,123	—	12,557,123

During the tax year ended September 30, 2024, the following Fund utilized capital loss carryforwards:

Capital Loss Carryforward Used
Mindful Conservative ETF	$199,949

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal tax year ended September 30, 2024, the Funds deferred losses are as follows:

	Late Year Ordinary Loss Deferred	Total
Adaptive Core ETF	$38,272	$38,272

Permanent Tax Differences:

As of tax year ended September 30, 2024, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to redemptions in-kind:

	Total Distributable Earnings (Loss)	Paid in Capital
Mindful Conservative ETF	$(1,125,899)	$1,125,899
Adaptive Core ETF	(7,124,428)	7,124,428
Mohr Sector Nav ETF	(6,355,170)	6,355,170

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, each Fund may be subject to the following risks; (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or

Semi-Annual Financial Statements and Other Information | 28

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in each Fund’s prospectus

(8) Concentration of Investments

As of March 31, 2025, the Mohr Sector Nav ETF’s investment in the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF represented 43.70% of the Fund’s net assets. The financial statements of the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF can be found by accessing the fund’s website at http://am.gs.com.

(9) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2025.

Semi-Annual Financial Statements and Other Information | 29

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(10) Proxy Voting

Information regarding how the Funds voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, (i) by calling 1-866-464-6608; (ii) on the Funds’ website at https://www.mohrfunds.com/; and (iii) by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements and Other Information | 30

Approval of the Investment Advisory AgreementMarch 31, 2025 (Unaudited)

Approval of the Investment Advisory Agreement with Retireful, LLC
(Mohr Company Nav ETF)

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on August 30, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Retireful, LLC d/b/a Mohr Capital Management (“Retireful”) and the Trust, with respect to the Mohr Company Nav ETF (the “Fund”). In considering the approval of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the investment advisory agreement between Retireful and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the business experience of each of the key persons that would service Mohr Company Nav ETF and noted its familiarity with Retireful as the adviser to Mohr Growth ETF, Adaptive Core ETF, Mohr Sector NAV ETF and Mindful Conservative ETF, each a series of the Trust. The Board commented that Retireful managed over $271.6 million in assets under management as of June 30, 2023. The Board noted that Retireful, among other things, would be responsible for evaluating the investment signals received on behalf of the Fund, determining the placement of orders and trades, conducting investment oversight, and monitoring compliance with the Fund’s prospectus and SAI. The Board acknowledged that, as practice for monitoring compliance, Retireful would input restrictions into the order management system that provides pre-trade warnings that alert Retireful if a potential trade would be out of compliance with the Fund’s stated objective and it would access reports that allow it to monitor any issues that arise post trade. The Board noted that Retireful had no material compliance issues in the past 36 months. The Board reviewed Retireful’s policies regarding the selection of broker-dealers for portfolio transactions, which included a brokerage committee conducting quarterly retrospective reviews of the trading performed in the prior quarter and selection of brokers with expertise in trading funds in adherence to its best execution policies and procedures. The Board confirmed that Retireful had not been the subject

Semi-Annual Financial Statements and Other Information | 31

Approval of the Investment Advisory Agreement (continued)March 31, 2025 (Unaudited)

of any regulatory examinations, material litigation or administrative actions presenting significant issues. The Board noted that Retireful hired a third-party consulting organization that specialized in cybersecurity program management. The Board concluded that Retireful had sufficient quality and depth of personnel and resources to perform its duties under the proposed investment advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance for Mohr Company Nav ETF for the Board to evaluate. The Board recalled its experience with Retireful as adviser to the existing Mohr ETFs and recognized that Retireful had the ability to provide satisfactory returns.

Fees and Expenses. The Board discussed the proposed advisory fee of 0.70% and net expense ratio of 1.05%. The Board noted that the advisory fee was lower than and the net expense ratio was higher than the average of the Fund’s peer group identified by Retireful. The Board considered the services to be provided by Retireful, as well as the costs of providing such services, and concluded that the proposed fees were not unreasonable.

Profitability. The Board discussed that Retireful anticipated to earn a reasonable profit from its relationship with each of Mohr Company Nav ETF during the first two years. The Board determined that excessive profitability was not an issue for the Funds at this time.

Economies of Scale. The Board considered whether Retireful would realize economies of scale during the initial period of the investment advisory agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that Retireful indicated it was amenable to the discussion of adding breakpoints as the Funds’ assets experienced significant growth. The Board concluded that the absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Financial Statements and Other Information

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

Rareview Systematic Equity ETF (RSEE)

Rareview Total Return Bond ETF (RTRE)

March 31, 2025

TABLE OF CONTENTS

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)

Closed-End Funds — 75.4%
140,299	Aberdeen Asia-Pacific Income Fund, Inc.	2,202,694
345,244	Allspring Income Opportunities Fund	2,361,469
168,262	Allspring Multi-Sector Income Fund	1,551,376
152,794	BlackRock Credit Allocation Income Trust	1,637,952
123,171	BlackRock Municipal Income Trust II	1,279,747
78,366	BlackRock MuniHoldings Fund, Inc.	920,017
50,500	BlackRock MuniYield Fund, Inc.	532,775
155,091	Brookfield Real Assets Income Fund, Inc.	2,040,997
58,578	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	1,192,648
107,668	First Trust Intermediate Duration Preferred & Income Fund	1,980,014
184,166	Franklin Ltd Duration Income Trust	1,189,712
126,625	Invesco Municipal Opportunity Trust	1,201,671
83,851	Invesco Municipal Trust	809,162
103,757	Invesco Quality Municipal Income Trust	1,004,368
13,198	Invesco Value Municipal Income Trust	157,980
678,371	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,188,344
89,806	Nuveen AMT-Free Municipal Credit Income Fund	1,111,798
104,783	Nuveen AMT-Free Quality Municipal Income Fund	1,173,570
169,127	Nuveen Municipal Credit Income Fund	2,068,423
141,857	Nuveen Quality Municipal Income Fund	1,634,193
72,295	Nuveen Variable Rate Preferred & Income Fund	1,356,977
116,365	PGIM Short Duration High Yield Opportunities Fund	1,917,695
419,573	Templeton Emerging Markets Income Fund	2,257,303
352,761	Western Asset Emerging Markets Debt Fund, Inc.	3,488,806
101,923	Western Asset Global High Income Fund, Inc.	673,711
347,331	Western Asset High Income Fund II, Inc.	1,451,844
110,979	Western Asset Managed Municipals Fund, Inc.	1,141,974
Total Closed-End Funds (Cost $41,569,312)		41,527,220

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
Common Stock — 1.3%
Financials — 1.3%
73,029	AGNC Investment Corp.	699,618
Total Common Stock (Cost $412,727)		699,618

Exchange-Traded Funds — 20.6%
57,840	Angel Oak Income ETF	1,200,758
110,640	SPDR Bloomberg 1-3 Month T-Bill ETF	10,149,007
Total Exchange-Traded Funds (Cost $11,319,442)		11,349,765

Purchased Options Contracts — 1.0%(a)
Total Purchased Options Contracts (Cost $372,080)		568,269

Total Investments — 98.3% (Cost $53,673,561)		54,144,872
Other Assets in Excess of Liabilities — 1.7%		964,307
Net Assets — 100.0%		55,109,179

(a) See Purchased Options Contracts.

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Dynamic Fixed Income ETF

Futures Contracts

At March 31, 2025, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount (000)($)(a)	Value ($)	Unrealized Appreciation (Depreciation) ($)
USD Cnh Ph Futures	84	6/13/25	8,348	8,357,453	9,337
					9,337

Written Options Contacts

Exchange-traded options on future contracts written as of March 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,933	705,753	251,182	96.25	6/13/25	(366,625)
(Total Premiums Received $251,182)							(366,625)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of March 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,933	704,378	372,080	96.06	6/13/25	568,269
(Total Cost $372,080)							568,269

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Rareview Tax Advantaged Income ETF

Shares		Fair Value ($)

Closed-End Funds — 98.2%
166,149	BlackRock Municipal Income Trust II	1,726,288
44,299	BlackRock MuniHoldings Fund, Inc.	520,070
47,542	BlackRock MuniYield Fund, Inc.	501,568
147,509	Invesco Municipal Opportunity Trust	1,399,860
163,137	Invesco Municipal Trust	1,574,272
166,209	Invesco Quality Municipal Income Trust	1,608,903
127,128	Invesco Value Municipal Income Trust	1,521,722
106,996	Nuveen AMT-Free Municipal Credit Income Fund	1,324,611
115,453	Nuveen AMT-Free Quality Municipal Income Fund	1,293,074
218,922	Nuveen Municipal Credit Income Fund	2,677,416
211,642	Nuveen Quality Municipal Income Fund	2,438,116
198,344	Western Asset Managed Municipals Fund, Inc.	2,040,960
Total Closed-End Funds (Cost $19,216,228)		18,626,860

Total Investments — 98.2% (Cost $19,216,228)		18,626,860
Other Assets in Excess of Liabilities — 1.8%		347,014
Net Assets — 100.0%		18,973,874

AMT — Alternative Minimum Tax

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Rareview Systematic Equity ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 141.3%
33,028	Invesco QQQ Trust Series 1(a)	15,487,490
53,821	U.S. Treasury 3 Month Bill ETF	2,691,588
374,653	Vanguard FTSE Developed Markets ETF(b)	19,043,612
170,193	Vanguard FTSE Emerging Markets ETF	7,702,935
53,312	Vanguard S&P 500 ETF(c)	27,397,570
34,867	Vanguard Small-Cap ETF	7,731,757
Total Exchange-Traded Funds (Cost $75,507,674)		80,054,952

Total Investments — 141.3% (Cost $75,507,674)		80,054,952
Other Assets in Excess of Liabilities — (41.3%)		(23,400,535)
Net Assets — 100.0%		56,654,417

(a) As of March 31, 2025, investment is 27.34% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

(b) As of March 31, 2025, investment is 33.61% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

(c) As of March 31, 2025, investment is 48.36% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

Futures Contracts

At March 31, 2025, the Fund’s open futures contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Russell 2000 Mini Index Future	94	6/20/25	9,574	9,527,370	46,422
					46,422

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)

Asset-Backed Securities — 1.5%
60,000	Carmax Auto Owner Trust, Series 2022-3 Class C 4.98%, 02/15/2028	60,102
100,000	Dell Equipment Finance Trust, Series 2023-3 Class A3 5.93%, 04/23/2029	100,984
100,000	Ford Credit Auto Owner Trust, Series 2024-A Class A3 5.09%, 12/15/2028	101,056
75,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A Class A2 6.56%, 04/20/2053	77,036
215,000	Verizon Master Trust, Series 2024-3 Class A1A 5.34%, 04/22/2030	219,345
Total Asset-Backed Securities (Cost $553,699)		558,523

Collateralized Mortgage-Backed Securities — 6.6%
50,000	BANK Series 2024-BNK47, Class C 6.61%, 06/15/2057	51,832
140,000	BANK Series 2019-BN22, Class B 3.41%, 11/15/2062	124,908
100,000	BANK Series 2019-BN22, Class A4 2.98%, 11/15/2062	91,933
260,000	BANK5 Series 2023-5YR1, Class D 4.00%, 04/15/2056	230,255
218,641	BBCMS Mortgage Trust, Series 2024-C24 Class A1 5.23%, 02/15/2057	220,188
200,000	BBCMS Mortgage Trust, Series 2024-5C29 Class A2 4.74%, 09/15/2057	199,119
65,000	Benchmark Mortgage Trust, Series 2020-B20 Class B 2.53%, 10/15/2053	49,548
100,000	Benchmark Mortgage Trust, Series 2024-V7 Class AS 6.53%, 05/15/2056	104,424
127,000	Benchmark Mortgage Trust, Series 2024-V7 Class A3 6.23%, 05/15/2056	133,099
240,000	Benchmark Mortgage Trust, Series 2024-V5 Class B 6.06%, 01/10/2057	244,199
100,000	Benchmark Mortgage Trust, Series 2024-V6 Class AS 6.38%, 03/15/2057	103,608
100,000	BMO Mortgage Trust, Series 2024-C9 Class A2 6.54%, 07/15/2057	104,280
100,000	CCUBS Commercial Mortgage Trust, Series 2017-C1 Class A3 3.28%, 11/15/2050	95,887
135,000	CSAIL Commercial Mortgage Trust, Series 2018-C14 Class A4 4.42%, 11/15/2051	131,182

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series KG02 Class A2 2.41%, 08/25/2029	92,609
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-158 Class A2 4.05%, 07/25/2033	96,538
13,097	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25 Class A5 3.67%, 11/15/2047	12,770
145,000	MED Commercial Mortgage Trust, Series 2024-MOB Class A 5.91%, 05/15/2041	143,187
100,000	Morgan Stanley Capital I Trust, Series 2019-L2 Class A4 4.07%, 03/15/2052	96,661
110,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34 Class A4 3.10%, 06/15/2049	107,343
Total Collateralized Mortgage-Backed Securities (Cost $2,422,309)		2,433,570

Collateralized Mortgage Obligations — 6.8%
171,430	Angel Oak Mortgage Trust, Series 2021-7 Class A1 1.98%, 10/25/2066	147,695
139,603	BRAVO Residential Funding Trust, Series 2024-NQM4 Class A1A 4.35%, 01/25/2060	136,668
19,924	COLT Mortgage Loan Trust, Series 2020-2R Class A1 1.33%, 10/26/2065	18,232
96,785	COLT Mortgage Loan Trust, Series 2021-HX1 Class A1 1.11%, 10/25/2066	83,161
72,488	Flagstar Mortgage Trust, Series 2021-4 Class A5 2.50%, 06/01/2051(a)	64,022
126,672	GCAT Trust, Series 2021-NQM5 Class A1 1.26%, 07/25/2066	105,294
104,320	GS Mortgage-Backed Securities Trust, Series 2021-PJ8 Class A8 2.50%, 01/25/2052	92,847
191,705	JPMorgan Mortgage Trust, Series 2021-4 Class A11 5.00%, 08/25/2051	177,672
268,802	JPMorgan Mortgage Trust, Series 2021-10 Class A11 5.00%, 12/25/2051	252,288
339,233	JPMorgan Mortgage Trust, Series 2024-INV1 Class A3 5.50%, 04/25/2055	336,710
116,046	Mello Mortgage Capital Acceptance, Series 2021-INV2 Class A4 2.50%, 08/25/2051	102,145

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 10

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
142,561	New Residential Mortgage Loan Trust, Series 2021-INV2 Class A11 5.00%, 09/25/2051	133,374
270,058	PRKCM Trust, Series 2021-AFC2 Class A1 2.07%, 11/25/2056	235,285
70,835	PRMI Securitization Trust, Series 2021-1 Class A3B 2.00%, 04/25/2051	61,095
87,437	TRK Trust, Series 2021-INV2 Class A1 1.97%, 11/25/2056	76,694
235,652	Wells Fargo Mortgage Backed Securities Trust, Series 2021-1 Class B2 2.70%, 12/25/2050	201,735
122,132	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2 Class A3 2.50%, 06/25/2051(a)	107,974
78,735	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2 Class A2 2.50%, 12/25/2051	64,280
137,371	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1 Class A4 3.00%, 03/25/2052	123,776
Total Collateralized Mortgage Obligations (Cost $2,504,892)		2,520,947

Corporate Bonds — 19.9%
291,000	Appalachian Power Co. 5.65%, 04/01/2034	295,023
298,000	Bank of America Corp. 5.47%, 01/23/2035	302,339
286,000	Boeing Co. (The) 6.13%, 02/15/2033	297,180
300,000	Citigroup, Inc. 4.91%, 05/24/2033	294,179
289,000	Dell International LLC/EMC Corp. 5.40%, 04/15/2034	291,239
288,000	Eastman Chemical Co. 5.63%, 02/20/2034	291,025
306,000	EQT Corp. 5.75%, 02/01/2034	311,969
287,000	General Motors Financial Co., Inc. 6.10%, 01/07/2034	288,165
336,000	Goldman Sachs Group, Inc. (The) 4.41%, 04/23/2039	298,955
365,000	GXO Logistics, Inc. 2.65%, 07/15/2031	311,557
289,000	HCA, Inc. 5.60%, 04/01/2034	290,602
251,000	Intel Corp. 5.15%, 02/21/2034	246,495

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 11

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
285,000	Interstate Power and Light Co. 5.70%, 10/15/2033	292,879
424,000	JPMorgan Chase & Co. 3.11%, 04/22/2041	320,185
300,000	Kinder Morgan, Inc. 5.30%, 12/01/2034	296,083
296,000	Morgan Stanley 5.47%, 01/18/2035	299,500
285,000	Ovintiv, Inc. 6.25%, 07/15/2033	294,377
281,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	296,103
290,000	Philip Morris International, Inc. 5.25%, 02/13/2034	292,721
324,000	Pilgrim’s Pride Corp. 4.25%, 04/15/2031	304,288
289,000	Radian Group, Inc. 6.20%, 05/15/2029	298,086
291,000	State Street Corp. 5.16%, 05/18/2034	292,693
288,000	Tyson Foods, Inc. 5.70%, 03/15/2034	295,106
289,000	U.S. Bancorp 5.68%, 01/23/2035	295,445
302,000	Wells Fargo & Co. 5.61%, 01/15/2044	289,101
Total Corporate Bonds (Cost $7,347,450)		7,385,295

Exchange-Traded Fund — 4.9%
76,874	Rareview Dynamic Fixed Income ETF(b)	1,819,223
Total Exchange-Traded Fund (Cost $1,789,034)		1,819,223

Municipal Bonds — 0.9%
30,000	City of Dallas (GO) 5.61%, 02/15/2030	31,122
70,000	County of Miami-Dade Transit System (RB) Series B 5.53%, 07/01/2032	71,068
55,000	Metropolitan Transportation Authority (RB) 6.65%, 11/15/2039	59,464
30,000	New York City Municipal Water Finance Authority (RB) 5.88%, 06/15/2044	31,016
60,000	State of California (GO) 7.55%, 04/01/2039	72,575
75,294	State of Illinois (GO) 5.10%, 06/01/2033	75,149
Total Municipal Bonds (Cost $338,614)		340,394

Preferred Stock — 0.2%
Financials — 0.2%
3,122	Rithm Capital Corp.	75,396
Total Preferred Stock (Cost $74,329)		75,396

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 12

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Treasury Bill — 7.6%
2,851,000	United States Treasury Bill ,4.17%, 6/12/2025(c)	2,827,109
Total Treasury Bill (Cost $2,827,139)		2,827,109

Treasury Notes — 17.0%
666,000	United States Treasury Note/Bond 4.25%, 12/31/2026	669,434
282,000	United States Treasury Note/Bond 4.25%, 02/15/2028	284,776
2,027,000	United States Treasury Note/Bond 4.00%, 02/28/2030	2,031,592
1,386,000	United States Treasury Note/Bond 4.13%, 02/29/2032	1,389,682
1,443,000	United States Treasury Note/Bond 4.63%, 02/15/2035	1,490,799
462,000	United States Treasury Note/Bond 4.25%, 02/15/2054	435,291
Total Treasury Notes (Cost $6,273,430)		6,301,574

U.S. Government Agency Mortgages — 34.9%
105,000	Federal Home Loan Banks 5.15%, 11/26/2027	105,152
100,000	Federal Home Loan Banks 5.75%, 02/25/2037	99,925
167,639	Federal Home Loan Mortgage Corporation 3.00%, 02/01/2050	149,928
348,730	Federal Home Loan Mortgage Corporation 2.50%, 09/01/2051	290,226
413,510	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2051	344,139
446,404	Federal Home Loan Mortgage Corporation 2.00%, 01/01/2052	355,751
126,159	Federal Home Loan Mortgage Corporation 2.50%, 02/01/2052	105,259
489,993	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	408,707
649,443	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	540,623
784,551	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	680,622

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 13

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
409,101	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	355,354
430,087	Federal Home Loan Mortgage Corporation 2.50%, 05/01/2052	362,779
383,610	Federal Home Loan Mortgage Corporation 3.00%, 06/01/2052	332,793
467,959	Federal Home Loan Mortgage Corporation 3.50%, 08/01/2052	422,356
635,119	Federal Home Loan Mortgage Corporation 4.00%, 08/01/2052	592,670
311,509	Federal Home Loan Mortgage Corporation 2.50%, 08/01/2052	259,538
671,616	Federal Home Loan Mortgage Corporation 3.00%, 09/01/2052	582,439
384,979	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2052	320,469
467,397	Federal Home Loan Mortgage Corporation 3.50%, 01/01/2055	421,849
92,563	Federal National Mortgage Association 3.03%, 12/01/2025	91,511
261,016	Federal National Mortgage Association 2.50%, 09/01/2051	217,174
87,035	Federal National Mortgage Association 2.50%, 12/01/2051	72,434
86,524	Federal National Mortgage Association 2.50%, 01/01/2052	71,991
242,186	Federal National Mortgage Association 2.00%, 03/01/2052	192,597
520,222	Federal National Mortgage Association 3.00%, 04/01/2052	451,107
421,087	Federal National Mortgage Association 2.50%, 04/01/2052	350,792
480,782	Federal National Mortgage Association 2.50%, 04/01/2052	400,420
161,446	Federal National Mortgage Association 3.00%, 04/01/2052	141,195
212,077	Federal National Mortgage Association 2.50%, 05/01/2052	176,456
324,548	Federal National Mortgage Association 2.50%, 06/01/2052	270,036
455,962	Federal National Mortgage Association 4.00%, 06/01/2052	425,624

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 14

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
630,121	Federal National Mortgage Association 3.00%, 06/01/2052	546,405
44,010	Federal National Mortgage Association 3.00%, 06/01/2052	38,163
454,757	Federal National Mortgage Association 2.50%, 06/01/2052	380,755
427,674	Federal National Mortgage Association 3.50%, 07/01/2052	385,998
396,107	Federal National Mortgage Association 3.50%, 10/01/2052	357,753
521,589	Federal National Mortgage Association 3.00%, 10/01/2052	452,292
363,684	Federal National Mortgage Association 3.50%, 04/01/2053	328,243
247,000	Federal National Mortgage Association 5.00%, 04/25/2055	242,072
635,000	Federal National Mortgage Association 4.50%, 04/25/2055	607,357
Total U.S. Government Agency Mortgages (Cost $12,897,068)		12,930,954

Yankee Dollar — 0.8%
275,000	ArcelorMittal SA , 6.80%, 11/29/2032	295,993
Total Yankee Dollar (Cost $293,252)		295,993

Total Investments — 101.1% (Cost $37,321,216)		37,488,978
Other Assets in Excess of Liabilities — (1.1%)		(448,501)
Net Assets — 100.0%		37,040,477

(a) Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2025 was $171,996 which represented 0.46% of the net assets of the Fund.

(b) Affiliated security. See Note 3.

(c) The rate represents the effective yield at March 31, 2025.

ETF — Exchange-Traded Fund

GO — General Obligation

RB — Revenue Bond

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 15

Statements of Assets and LiabilitiesMarch 31, 2025 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF

Assets:
Investments, at value (Cost $53,673,561 and $19,216,228)	$54,144,872	$18,626,860
Cash	142,751	220,556
Deposits at brokers for derivative contracts	985,610	73,459
Dividends and interest receivable	280,421	76,293
Prepaid expenses and other assets	2,391	2,299
Total Assets	55,556,045	18,999,467
Liabilities:
Foreign currency, at value (Cost $3,469 and —)	3,469	—
Written options at value (Premiums received $251,182 and — )	366,625	—
Payable due to Advisor	516	—
Accrued expenses:
Advisory	45,827	2,931
Administration	7,888	2,796
Custodian	595	336
Fund accounting	9,305	7,943
Legal and audit	11,064	7,068
Trustee	1,577	1,589
Printing	—	2,930
Total Liabilities	446,866	25,593
Net Assets	$55,109,179	$18,973,874
Net Assets consist of:
Paid-in Capital	$63,643,887	$23,790,655
Total Distributable Earnings (Loss)	(8,534,708)	(4,816,781)
Net Assets	$55,109,179	$18,973,874

Net Assets:	$55,109,179	$18,973,874

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,330,000	895,000
Net Asset Value (offering and redemption price per share):	$23.65	$21.20

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 16

Statements of Assets and Liabilities (continued)March 31, 2025 (Unaudited)

	Rareview Systematic Equity ETF	Rareview Total Return Bond ETF
Assets:
Investments, at value (Cost $75,507,674 and $35,532,182)	$80,054,952	$35,669,755
Affiliated Investments, at value (Cost $─ and $1,789,034 )	—	1,819,223
Cash	483,978	194,116
Deposits at brokers for derivative contracts	7,911,236	—
Dividends and interest receivable	2,061,173	212,922
Receivable due from Advisor	—	2,211
Variation margin on futures contracts	47,074	—
Prepaid expenses and other assets	3,050	3,341
Total Assets	90,561,463	37,901,568
Liabilities:
Payable for investments purchased	—	841,010
Payable for capital shares redeemed	33,840,550	—
Accrued expenses:
Advisory	43,092	—
Administration	8,329	5,224
Custodian	198	1,291
Fund accounting	8,733	3,609
Legal and audit	2,389	6,767
Trustee	2,395	1,233
Printing	1,360	1,957
Total Liabilities	33,907,046	861,091
Net Assets	$56,654,417	$37,040,477
Net Assets consist of:
Paid-in Capital	$53,877,066	$36,962,787
Total Distributable Earnings (Loss)	2,777,351	77,690
Net Assets	$56,654,417	$37,040,477

Net Assets:	$56,654,417	$37,040,477
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,055,000	1,480,000
Net Asset Value (offering and redemption price per share):	$27.57	$25.03

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 17

Statements of OperationsFor the period ended March 31, 2025 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Investment Income:
Dividend income	$2,390,257	$714,824
Interest income	10,865	975
Total Investment Income	2,401,122	715,799
Expenses:
Advisory	271,293	74,710
Administration	46,635	16,934
Compliance services	4,488	4,488
Custodian	1,700	474
Fund accounting	50,086	49,465
Legal and audit	14,197	14,772
Listing fee	6,000	7,000
Printing	7,729	3,282
Previously waived fees recovered by Advisor(a)	5,038	—
Treasurer	1,125	600
Trustee	4,377	2,389
Other	6,885	5,101
Total Expenses before fee reductions	419,553	179,215
Expenses contractually waived and/or reimbursed by the Advisor	—	(54,772)
Total Net Expenses	419,553	124,443
Net Investment Income (Loss)	1,981,569	591,356
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	356,472	186,008
Net realized gains (losses) from in-kind transactions	106,858	33,040
Net realized gains (losses) from futures transactions	99,164	—
Net realized gains (losses) from written options transactions	(342,547)	—
Change in unrealized appreciation (depreciation) on investments	(3,004,846)	(1,624,352)
Change in unrealized appreciation (depreciation) on futures	53,860	—
Change in unrealized appreciation (depreciation) on written options	(115,443)	—
Net Realized and Unrealized Gains (Losses):	(2,846,482)	(1,405,304)
Change in Net Assets Resulting From Operations	$(864,913)	$(813,948)

(a) See Note 3.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 18

Statements of Operations (continued)For the period ended March 31, 2025 (Unaudited)

	Rareview Systematic Equity ETF	Rareview Total Return Bond ETF
Investment Income:
Dividend income	$822,087	$31,513
Affiliated dividend income	—	58,743
Interest income	82,582	626,636
Total Investment Income	904,669	716,892
Expenses:
Advisory	329,331	96,177
Administration	49,394	24,403
Compliance services	4,488	4,491
Custodian	1,087	2,152
Offering cost	—	33
Fund accounting	50,902	24,181
Legal and audit	14,683	13,706
Listing fee	7,000	7,000
Printing	3,959	4,012
Treasurer	1,125	675
Trustee	4,796	2,433
Other	6,004	4,469
Total Expenses before fee reductions	472,769	183,732
Expenses contractually waived and/or reimbursed by the Advisor	(68,649)	(76,701)
Expenses voluntarily waived by the Advisor(a)	—	(10,620)
Total Net Expenses	404,120	96,411
Net Investment Income (Loss)	500,549	620,481
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	46,279	(164,063)
Net realized gains (losses) from in-kind transactions	863,164	—
Net realized gains (losses) from futures transactions	(289,234)	—
Change in unrealized appreciation (depreciation) on investments	(3,355,093)	(450,549)
Change in unrealized appreciation (depreciation) on affiliated funds	—	(85,167)
Change in unrealized appreciation (depreciation) on futures	(870,963)	—
Net Realized and Unrealized Gains (Losses):	(3,605,847)	(699,779)
Change in Net Assets Resulting From Operations	$(3,105,298)	$(79,298)

(a) See Note 3.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 19

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF		Rareview Tax Advantaged Income ETF
	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$1,981,569	$2,030,100	$591,356	$859,484
Net realized gains (losses) from investment, in-kind, futures, and written options transactions	219,947	228,820	219,048	(467,065)
Change in unrealized appreciation (depreciation) on investments, futures, and written options	(3,066,429)	8,188,721	(1,624,352)	4,846,988
Change in net assets resulting from operations	(864,913)	10,447,641	(813,948)	5,239,407
Distributions to Shareholders From:
Earnings	(2,293,932)	(2,881,171)	(596,551)	(868,991)
Return of Capital	—	(367,876)	—	—
Change in net assets from distributions	(2,293,932)	(3,249,047)	(596,551)	(868,991)
Capital Transactions:
Proceeds from shares issued	6,280,790	16,349,958	—	226,779
Cost of shares redeemed	(2,127,761)	(5,882,324)	(641,513)	(2,495,494)
Change in net assets from capital transactions	4,153,029	10,467,634	(641,513)	(2,268,715)
Change in net assets	994,184	17,666,228	(2,052,012)	2,101,701
Net Assets:
Beginning of period	54,114,995	36,448,767	21,025,886	18,924,185
End of period	$55,109,179	$54,114,995	$18,973,874	$21,025,886
Share Transactions:
Issued	260,000	690,000	—	10,000
Redeemed	(90,000)	(260,000)	(30,000)	(130,000)
Change in shares	170,000	430,000	(30,000)	(120,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 20

Statements of Changes in Net Assets (continued)

	Rareview Systematic Equity ETF		Rareview Total Return Bond ETF
	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Six months ended March 31, 2025 (Unaudited)	For the period May 31, 2024(a) through September 30, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$500,549	$564,069	$620,481	$288,405
Net realized gains (losses) from investment, in-kind, and futures transactions	620,209	3,539,197	(164,063)	147,265
Change in unrealized appreciation (depreciation) on investments, affiliated funds, and futures	(4,226,056)	7,992,594	(535,716)	703,478
Change in net assets resulting from operations	(3,105,298)	12,095,860	(79,298)	1,139,148
Distributions to Shareholders From:
Earnings	(4,665,506)	(536,486)	(793,181)	(188,979)
Change in net assets from distributions	(4,665,506)	(536,486)	(793,181)	(188,979)
Capital Transactions:
Proceeds from shares issued	8,873,221	19,080,776	13,644,812	23,306,322
Variable transaction fees	—	—	—	11,653
Cost of shares redeemed	(4,046,974)	(5,586,112)	—	—
Change in net assets from capital transactions	4,826,247	13,494,664	13,644,812	23,317,975
Change in net assets	(2,944,557)	25,054,038	12,772,333	24,268,144
Net Assets:
Beginning of period	59,598,974	34,544,936	24,268,144	—
End of period	$56,654,417	$59,598,974	$37,040,477	$24,268,144
Share Transactions:
Issued	300,000	700,000	550,000	930,000
Redeemed	(140,000)	(200,000)	—	—
Change in shares	160,000	500,000	550,000	930,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 21

Financial Highlights

Rareview Dynamic Fixed Income ETF	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.05	$21.07	$21.93	$29.46	$25.00

Net Investment Income (Loss)	0.85 (b)	1.18 (b)	1.06 (b)	0.93 (b)	1.21
Net Realized and Unrealized Gains (Losses) on Investments	(1.27)	4.70	(0.44)	(6.54)	4.32
Total from Investment Activities	(0.42)	5.88	0.62	(5.61)	5.53

Distributions from Net Investment Income	(0.98)	(1.69)	(1.35)	(1.26)	(1.07)
Distributions from Net Realized Gains on Investments	—	—	—	(0.65)	—
Return of Capital	—	(0.21)	(0.13)	(0.01)	—
Total Distributions	(0.98)	(1.90)	(1.48)	(1.92)	(1.07)
Net Asset Value, End of Period	$23.65	$25.05	$21.07	$21.93	$29.46
Net Assets at End of Period (000’s)	$55,109	$54,115	$36,449	$38,934	$67,764

Total Return at NAV(c)(d)	(1.67)%	29.33%	2.59%	(20.10)%	22.35%
Ratio of Net Expenses to Average Net Assets(e)(f)	1.50%	1.50%	1.50%	1.47%	1.50%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.50%	1.55%	1.52%	1.38%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	7.08%	5.17%	4.75%	3.57%	5.11%
Portfolio Turnover(d)(i)	78%	151%	128%	132%	74%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 22

Financial Highlights (continued)

Rareview Tax Advantaged Income ETF	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Year ended September 30, 2023		Year ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$22.73	$18.11	$19.66		$27.93	$25.00

Net Investment Income (Loss)	0.64 (b)	0.91 (b)	0.65	(b)	0.78 (b)	0.72
Net Realized and Unrealized Gains (Losses) on Investments	(1.52)	4.63	(1.54)		(7.72)	2.88
Total from Investment Activities	(0.88)	5.54	(0.89)		(6.94)	3.60

Distributions from Net Investment Income	(0.65)	(0.92)	(0.66)		(0.76)	(0.67)
Distributions from Net Realized Gains on Investments	—	—	—		(0.57)	—
Total Distributions	(0.65)	(0.92)	(0.66)		(1.33)	(0.67)
Capital Shares Transaction Fees (See Note 5 in Notes to Financial Statements)	—	—	0.00	(c)	—	—
Net Asset Value, End of Period	$21.20	$22.73	$18.11		$19.66	$27.93
Net Assets at End of Period (000’s)	$18,974	$21,026	$18,924		$15,731	$19,552

Total Return at NAV(d)(e)	(3.94)%	31.20%	(4.84)%		(25.86)%	14.49%
Ratio of Net Expenses to Average Net Assets(f)(g)	1.25%	1.25%	1.25%		1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.80%	1.67%	1.64%		1.51%	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	5.94%	4.37%	3.23%		3.20%	2.94%
Portfolio Turnover(e)(j)	8%	37%	31	%(k)	65%	78%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

(k) Portfolio Turnover decreased significantly this year as the variance of municipal bond closed-end funds discount- to-NAV and yield differentials were very low, so therefore tactical rotation for discount-to-NAV capture was less opportunistic during the period.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 23

Financial Highlights (continued)

Rareview Systematic Equity ETF	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Year ended September 30, 2023	January 20, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$31.45	$24.76	$24.54	$25.00

Net Investment Income (Loss)(b)	0.25	0.34	0.21	0.11
Net Realized and Unrealized Gains (Losses) on Investments	(1.74)	6.68 (c)	0.55	(0.57	)(c)
Total from Investment Activities	(1.49)	7.02	0.76	(0.46)

Distributions from Net Investment Income	(0.12)	(0.33)	(0.12)	—
Distributions from Net Realized Gains on Investments	(2.27)	—	(0.42)	—
Total Distributions	(2.39)	(0.33)	(0.54)	—
Net Asset Value, End of Period	$27.57	$31.45	$24.76	$24.54
Net Assets at End of Period (000’s)	$56,654	$59,599	$34,545	$25,152

Total Return at NAV(d)(e)	(5.32)%	28.51%	3.20%	(1.85)%
Ratio of Net Expenses to Average Net Assets(f)(g)	1.35%	1.35%	1.23% (h)	0.97%
Ratio of Gross Expenses to Average Net Assets(f)(g)(i)	1.58%	1.61%	1.51%	1.69	%(j)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(k)	1.67%	1.24%	0.82%	0.66%
Portfolio Turnover(e)(l)	52%	126%	124%	237%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) The ratio of net expenses to average net assets would have been 0.98% had certain expenses not been voluntarily waived for the period ended September 30, 2023.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) The ratio of gross expenses to average net assets would have been 1.70% had certain expenses not been voluntarily waived for the period ended September 30, 2023.

(k) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(l) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 24

Financial Highlights (continued)

Rareview Total Return Bond ETF	Six months ended March 31, 2025 (Unaudited)	May 31, 2024(a) through September 30, 2024
Net Asset Value, Beginning of Period	$26.09	$25.00

Net Investment Income (Loss)(b)	0.54	0.35
Net Realized and Unrealized Gains (Losses) on Investments	(0.86)	0.94
Total from Investment Activities	(0.32)	1.29

Distributions from Net Investment Income	(0.57)	(0.21)
Distributions from Net Realized Gains on Investments	(0.17)	—
Total Distributions	(0.74)	(0.21)
Capital Shares Transaction Fees (See Note 5 in Notes to Financial Statements)	—	0.01
Net Asset Value, End of Period	$25.03	$26.09
Net Assets at End of Period (000’s)	$37,040	$24,268

Total Return at NAV(c)(d)	(1.24)%	5.23%
Ratio of Net Expenses to Average Net Assets(e)(f)	0.67%	0.67%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.28%	1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	4.31%	4.06%
Portfolio Turnover(d)(i)	63%	39%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Semi-Annual Financial Statements and Other Information | 25

Notes to Financial StatementsMarch 31, 2025 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Systematic Equity ETF, and Review Total Return Bond ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Rareview Systematic Equity ETF is a commodity pool under the U.S. Commodity Exchange Act and its advisor, Rareview Capital, LLC (the “Advisor”), is registered as a commodity pool operator with the Commodity Futures Trading Commission.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds included herein are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund are used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Funds is the information utilized for the day-to-day management of the Funds. The Funds are party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the investment Advisor is deemed to be the Chief Operating Decision Maker for the Funds.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 10,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind

Semi-Annual Financial Statements and Other Information | 26

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the Advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Semi-Annual Financial Statements and Other Information | 27

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access

• Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the Funds on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including, but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. Common stocks, closed-end funds and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange-traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy. If an option is not traded on the valuation date, exchange-traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Semi-Annual Financial Statements and Other Information | 28

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds did not hold any Level 3 investments as of March 31, 2025.

The following table provides the fair value measurement as of March 31, 2025, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for each Fund:

	Level 1	Level 2	Total Investments
Rareview Dynamic Fixed Income ETF
Common Stock(a)	$699,618	$—	$699,618
Closed-End Funds	41,527,220	—	41,527,220
Exchange-Traded Funds	11,349,765		11,349,765
Purchased Option Contracts	568,269	—	568,269
Total Investments	$53,576,603	—	$54,144,872
Other Financial Instruments(a)
Futures Contracts	9,337	—	9,337
Written Options Contracts	(366,625)		(366,625)
Total Other Financial instruments	$357,288	—	$357,288

Semi-Annual Financial Statements and Other Information | 29

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

	Level 1	Level 2	Total Investments
Rareview Tax Advantaged Income ETF
Closed-End Funds	$18,626,860	$—	$18,626,860
Total Investments	$18,626,860	—	$18,626,860

Rareview Systematic Equity ETF
Exchange-Traded Funds	$80,054,952	$—	$80,054,952
Total Investments	$80,054,952	—	$80,054,952
Other Financial Instruments(a)
Futures Contracts	46,422	—	46,422
Total Other Financial Instruments	$46,422	—	$46,422

Rareview Total Return Bond ETF
Asset-Backed Securities	$—	$558,523	$558,523
Corporate Bonds	—	7,385,295	7,385,295
Collateralized Mortgage-Backed Securities	—	2,433,570	2,433,570
Collateralized Mortgage Obligations	—	2,520,947	2,520,947
Exchange-Traded Funds	1,819,223	—	1,819,223
Municipal Bonds	—	340,394	340,394
Preferred Stock	75,396	—	75,396
Treasury Bill	—	2,827,109	2,827,109
Treasury Notes	—	6,301,574	6,301,574
U.S. Government Agency Mortgages	—	12,930,954	12,930,954
Yankee Dollar	—	295,993	295,993
Total Investments	$1,894,619	$35,594,359	$37,488,978

(a) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The

Semi-Annual Financial Statements and Other Information | 30

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Funds.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF and Rareview Total Return Bond ETF intend to distribute to their shareholders net investment income, if any, at least monthly. Rareview Systematic Equity ETF intends to distribute to its shareholders net investment income, if any, at least semi-annually. The Funds intend to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

Semi-Annual Financial Statements and Other Information | 31

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

F. Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of their portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur dividend and interest expense on securities sold short. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. There were no open short positions as of March 31, 2025.

G. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of

Semi-Annual Financial Statements and Other Information | 32

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

March 31, 2025, and the monthly average notional amount for these contracts for the period ended March 31, 2025, were as follows:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	$8,348	$—	$7,062	$—
Rareview Systematic Equity ETF	—	9,574	31,410	1,596

Options Contracts:

Purchased Options – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of March 31, 2025, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of March 31, 2025, and the monthly average notional amount for these contracts for the period ended March 31, 2025, were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options:
Rareview Dynamic Fixed Income ETF	$704,378	$686,406
Written Options:
Rareview Dynamic Fixed Income ETF	705,753	687,104

Semi-Annual Financial Statements and Other Information | 33

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2025:

	Assets		Liabilities
	Investments, at Value for Purchased Options	Unrealized Appreciation on Futures Contracts(a)	Written Options, at Value	Unrealized Depreciation on Futures Contracts(a)
Equity Risk Exposure:
Rareview Systematic Equity ETF	$—	$46,422	$—	$—
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	568,269	9,337	366,625	—

(a) For futures contracts, the amounts represent their cumulative appreciation (depreciation) as reported on the Portfolios of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2025:

	Net Realized Gains (Losses) from			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Purchased Options	Written Options(a)	Futures Contracts	Purchased Options	Written Options(b)
Currency Risk Exposure:
Rareview Dynamic Fixed Income ETF	$99,164	$—	$—	$53,860	$—	$—
Equity Risk Exposure:
Rareview Systematic Equity ETF	(289,234)	—	—	(870,963)	—	—
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	—	(633,498)	(342,547)	—	234,936	(115,443)

(a) These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b) These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Semi-Annual Financial Statements and Other Information | 34

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

The Advisor serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Fund	Management Fee Rate
Rareview Dynamic Fixed Income ETF	0.97%
Rareview Tax Advantaged Income ETF	0.75%
Rareview Systematic Equity ETF	1.10%
Rareview Total Return Bond ETF	0.67%

GST Management, LLC dba RegimePilot, (“GST”) serves as the subadvisor for Rareview Systematic Equity ETF and is paid for its services directly by the Advisor, not the Fund. GST is paid 50% of the net management fees.

In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (the “Expense Cap”), as identified below.

Fund	Expense Cap
Rareview Dynamic Fixed Income ETF	1.50%
Rareview Tax Advantaged Income ETF	1.25%
Rareview Systematic Equity ETF	1.35%
Rareview Total Return Bond ETF	0.67%

The Expense Cap for the Funds will remain in effect through at least January 31, 2026. Each Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap is available in the “Management” section of the Funds’ prospectus.

The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

Semi-Annual Financial Statements and Other Information | 35

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

As of March 31, 2025, the Advisor may recoup amounts from the Funds as follows:

	Waived/ Reimbursed FY 2022 Expires 09/30/2025	Waived/ Reimbursed FY 2023 Expires 09/30/2026	Waived/ Reimbursed FY 2024 Expires 09/30/2027	Waived/ Reimbursed FY 2025 Expires 09/30/2028	Total
Rareview Dynamic Fixed Income ETF	$—	$1,656	$18,874	$—	$20,530
Rareview Tax Advantaged Income ETF	51,481	78,585	82,329	54,772	267,167
Rareview Systematic Equity ETF	71,992	102,421	116,244	68,649	359,306
Rareview Total Return Bond ETF (a)	—	—	63,277	76,701	139,978

(a) The Advisor has voluntarily agreed to waive the amount of the management fee associated with Rareview Total Return Bond ETF’s affiliated investment in Rareview Dynamic Fixed Income ETF. This amount is shown as “Expenses voluntarily waived by the Advisor” on the Statement of Operations and cannot be recouped by the Advisor in future years.

Affiliated Transactions:

At March 31, 2025, the following investments are noted as Affiliated Securities in Rareview Total Return Bond ETF’s Portfolio of Investments:

	Balance at September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at March 31, 2025	Shares as of March 31, 2025	Dividend Income	Capital Gains Distributions
Rareview Total Return Bond ETF
Rareview Dynamic Fixed Income ETF	$1,283,328	$621,062	$—	$—	$(85,167)	$1,819,223	$76,874	$58,743	$—

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

Semi-Annual Financial Statements and Other Information | 36

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2025, the Funds paid a total of $3,525 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$42,596,242	$42,523,328
Rareview Tax Advantaged Income ETF	1,578,680	1,714,990
Rareview Systematic Equity ETF	58,364,545	29,783,347
Rareview Total Return Bond ETF	28,884,405	16,979,329

Purchases and sales of long-term U.S. government securities for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Rareview Total Return Bond ETF	$15,034,723	$6,857,141

Purchases and sales of in-kind transactions for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$6,100,845	$2,070,435
Rareview Tax Advantaged Income ETF	—	632,891
Rareview Systematic Equity ETF	6,563,290	4,328,728

Semi-Annual Financial Statements and Other Information | 37

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Rareview Dynamic Fixed Income ETF	$250	2.00%
Rareview Tax Advantaged Income ETF	250	2.00%
Rareview Systematic Equity ETF	250	2.00%
Rareview Total Return Bond ETF	250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2025, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Semi-Annual Financial Statements and Other Information | 38

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

For the tax year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the tax year ended September 30, 2024, the Funds did not incur any interest or penalties.

As of tax year ended September 30, 2024, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Rareview Dynamic Fixed Income ETF	$49,017,567	$3,625,894	$(253,794)	$3,372,100
Rareview Tax Advantaged Income ETF	19,764,396	1,234,834	(197,865)	1,036,969
Rareview Systematic Equity ETF	43,763,311	7,902,371	(9,687)	7,892,684
Rareview Total Return Bond ETF	23,609,948	708,532	(5,054)	703,478

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and mark-to-market on derivative contracts.

The tax character of distributions paid during the tax year ended September 30, 2023, and September 30, 2024 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Return of Capital	Total Distributions Paid
Rareview Dynamic Fixed Income ETF
2023	$2,036,011	$—	$2,036,011	$412,551	$233,868	$2,682,430
2024	2,619,511	—	2,619,511	261,660	367,876	3,249,047
Rareview Tax Advantaged Income ETF
2023	—	—	—	643,292	—	643,292
2024	45,309	—	45,309	823,682	—	868,991
Rareview Systematic Equity ETF
2023	166,936	592,768	759,704	—	—	759,704
2024	536,486	—	536,486	—	—	536,486
Rareview Total Return Bond ETF
2024	188,979	—	188,979	—	—	188,979

Semi-Annual Financial Statements and Other Information | 39

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

For the tax year ended September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Undistributed Tax Exempt Income	Distributable Earnings	Accumulated Capital and Other Losses		Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
Rareview Dynamic Fixed Income ETF	$—	$—	$—	$—	$(8,746,137)		$3,370,274	$(5,375,863)
Rareview Tax Advantaged Income ETF	—	—	—	—	(4,443,251)		1,036,969	(3,406,282)
Rareview Systematic Equity ETF	2,477,461	2,188,045	—	4,665,506	(2,010,035	)(a)	7,892,684	10,548,155
Rareview Total Return Bond ETF	246,691	—	—	246,691	—		703,478	950,169

(a) related to straddle loss deferral

For the tax year ended September 30, 2024, the following Funds have net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
Rareview Dynamic Fixed Income ETF	$6,181,861	$2,564,276	$8,746,137
Rareview Tax Advantaged Income ETF	2,231,606	2,211,645	4,443,251

During the tax year ended September 30, 2024, the following Funds utilized capital loss carryforwards:

Capital Loss Carryforward Used
Rareview Dynamic Fixed Income ETF	$122,082
Rareview Systematic Equity ETF	856,612

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal tax year ended September 30, 2024, the Funds had no deferred losses.

Permanent Tax Differences:

As of September 30, 2024, the following reclassifications were made on the Statements of Assets and Liabilities, relating primarily to taxable

Semi-Annual Financial Statements and Other Information | 40

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

overdistributions, utilization or earnings and profits on redemption of shares, and redemptions in-kind:

	Total Distributable Earnings (Losses)	Paid in Capital
Rareview Dynamic Fixed Income ETF	$782,242	$(782,242)
Rareview Tax Advantaged Income ETF	59,250	(59,250)
Rareview Systematic Equity ETF	(808,410)	808,410

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, each Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in

Semi-Annual Financial Statements and Other Information | 41

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in each Fund’s prospectus.

(8) Concentration of Investments

As of March 31, 2025, the Rareview Systematic Equity ETF’s investments in Invesco QQQ Trust Series 1, Vanguard FTSE Developed Markets ETF, and Vanguard S&P 500 ETF represented 27.34%, 33.61%, and 48.36% of the Fund’s net assets, respectively. The financial statements of Invesco QQQ Trust Series 1 can be found by accessing the fund’s website at https://www.invesco.com/corporate/en/home.html. The financial statements of the Vanguard FTSE Developed Markets ETF and the Vanguard S&P 500 ETF can be found by accessing the funds’ website at http://www.vanguard.com.

(9) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2025.

(10) Proxy Voting

Information regarding how the Funds voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, (i) by calling 1-888-783-8637; (ii) on the Funds’ website at https://rareviewcapital.com/etfs/; and (iii) by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

A special meeting of shareholders was held on March 14, 2025 to (1) approve a new sub-advisory agreement by and between the Advisor and GST and (2) ratify certain sub-advisory fee payments made by the Advisor to GST between January 20, 2024 and the date of the meeting. The following was the tabulation for each of the proposals voted upon at the special shareholder meeting.

Proposal	Votes For	Votes Against	Abstentions/ Votes Withheld
1	829,019,894	19,916,000	42,810,000
2	825,514,894	23,421,000	42,810,000

Semi-Annual Financial Statements and Other Information | 42

Renewal of the Investment Advisory AgreementMarch 31, 2025 (Unaudited)

Renewal of the Investment Advisory Agreement between Rareview Capital LLC and the Trust (Rareview Systematic Equity ETF)

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 8, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Rareview Capital LLC (“Rareview”) and the Trust, with respect to the Rareview Systematic Equity ETF (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between Rareview and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board acknowledged that there were no changes to the key professionals servicing the Fund. The Board reviewed the investment advisory services provided by Rareview, noting that Rareview provided portfolio management services to the Fund. The Board noted that, to monitor compliance, Rareview provided monthly reports regarding compliance with the Fund’s investment limitations, which included reconciliation of statements of custodian positions and items to monitor in the future. The Board reviewed the factors Rareview considered when selecting a broker-dealer to obtain best execution, noting that Rareview implemented an operational framework to monitor the selection of broker-dealers on an ongoing basis. The Board observed that Rareview reported no material compliance issues, material litigation or administrative action, nor any regulatory examinations since the approval of the advisory agreement. The Board concluded that it expected Rareview to continue to provide satisfactory services to the Fund and its shareholders.

Performance. The Board observed that the Fund trailed its benchmark index, MSCI ACWI Index, for the 1-year period ended September 30, 2024, but outperformed the benchmark index since inception. The Board acknowledged that the 1-year underperformance could be attributed to the speed of which the global equity market corrected and recovered. The Board concluded that the performance was acceptable.

Fees and Expenses. The Board observed that the advisory fee with respect to the Fund of 1.10% was above the average of its peer group selected by Rareview,

Semi-Annual Financial Statements and Other Information | 43

Renewal of the Investment Advisory Agreement (continued)March 31, 2025 (Unaudited)

but below the high of 1.70%. The Board noted that the advisory fee was below the average of the Morningstar category. The Board observed that the Fund’s net expense ratio of 1.35% was slightly above the average of its peer group but below the high and below the average of the Morningstar category. The Board noted Rareview’s intention to renew the expense limitation agreement for an additional year and concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Rareview and noted that there was a reasonable profit for Rareview with regard to its management of the Fund. After discussion, the Board determined that excessive profitability was not an issue for Rareview at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by Rareview. The Board noted that there were no breakpoints at this time. The Board discussed Rareview’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continued to grow.

Conclusion. Having requested and received such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement between Rareview Capital LLC and GST Management, LLC dba RegimePilot (Rareview Systematic Equity ETF)

In connection with the special meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 14, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Rareview Capital LLC (“Rareview”) and GST Management, LLC dba RegimePilot (“GST”), with respect to the Rareview Systematic Equity ETF (“Systematic Equity ETF”). In considering the approval of the sub-advisory agreement, the Board received materials specifically relating to the sub-advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the sub- advisory agreement between Rareview and GST. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the sub-advisory agreement on behalf of Systematic Equity ETF and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the sub-advisory agreement.

Semi-Annual Financial Statements and Other Information | 44

Nature, Extent and Quality of Services. The Board reviewed the background of GST. The Board noted the business experience of the managing member of GST, who was solely responsible for managing the daily operations and providing sub-advisory services to Systematic Equity ETF. The Board observed the services provided by GST, which included the delivery of a complete investment program to the adviser based on its global directional long-short model portfolio. The Board reviewed GST’s practices for monitoring compliance, which included monthly records, as well as daily and monthly monitoring. The Board observed that GST underwent an SEC examination in 2022, and it terminated with no deficiencies noted. The Board noted that GST did not report any compliance issues nor any material litigation or administrative action in the past 36 months. The Board concluded that it could expect GST to provide high quality services to Systematic Equity ETF and its shareholders.

Performance. The Board observed that Systematic Equity ETF trailed its benchmark index, MSCI ACWI Index, for the 1-year period ended September 30, 2024, but outperformed the benchmark index since inception. The Board acknowledged that the 1-year underperformance could be attributed to the speed of which the global equity market corrected and recovered. The Board concluded that the performance was acceptable.

Fees and Expenses. The Board observed that GST’s sub-advisory fee for Systematic Equity ETF included a monthly payment of 50% of the net advisory fee, which was paid by the adviser. The Board noted that Systematic Equity ETF was the only account managed by GST. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by GST for Systematic Equity ETF. The Board observed that GST earned a reasonable profit given the services provided. The Board determined that excessive profitability was not an issue for GST at this time.

Economies of Scale. The Board considered whether GST would expect realized economies of scale with respect to the sub-advisory services provided to Systematic Equity ETF. The Board agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory agreement taking into consideration the impact of the sub-advisory expense. The Board concluded that it was unlikely that GST was benefitting from any material economies of scale.

Conclusion. Having requested such information from GST as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and with the advice of independent counsel, the Board determined that approval of the sub-advisory agreement between Rareview and GST was in the best interests of Systematic Equity ETF and its shareholders.

Renewal of the Investment Advisory Agreement (continued)March 31, 2025 (Unaudited)

Semi-Annual Financial Statements and Other Information

The SPAC and New Issue ETF (SPCX)

March 31, 2025

TABLE OF CONTENTS

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2025 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Common Stocks — 98.0%
Financials — 81.9%
74,315	Acropolis Infrastructure Escrow(a)	—
40,000	Aldel Financial II, Inc.(a)	410,000
40,000	Chenghe Acquisition II Co.(a)	409,600
27,500	Cohen Circle Acquisition Corp. I(a)	330,000
24,031	Colombier Acquisition Corp. II, Class A(a)	255,930
40,000	EQV Ventures Acquisition Corp.(a)	404,800
40,000	Future Vision II Acquisition Corp.(a)	402,000
10,000	Gesher Acquisition Corp. II(a)	100,300
40,000	HCM II Acquisition Corp.(a)	448,800
35,000	HCM II Acquisition Corp., Class A(a)	370,125
30,000	Hennessy Capital Investment Corp. VII(a)	302,100
20,000	K&F Growth Acquisition Corp. II(a)	201,000
5,000	Lionheart Holdings(a)	51,300
20,000	M3-Brigade Acquisition V Corp.(a)	206,600
35,000	Melar Acquisition Corp. I(a)	358,050
40,000	Mountain Lake Acquisition Corp.(a)	413,200
45,000	Newbury Street II Acquisition Corp.(a)	454,950
10,000	NewHold Investment Corp. III(a)	100,900
40,000	Plum Acquisition Corp. IV(a)	404,000
10,000	Range Capital Acquisition Corp.(a)	102,700
30,000	SIM Acquisition Corp I, Class A(a)	307,500
40,000	Stellar V Capital Corp.(a)	404,800
10,000	Tavia Acquisition Corp.(a)	101,600
25,000	Translational Development Acquisition Corp.(a)	253,500
15,000	Vine Hill Capital Investment Corp., Class U(a)	153,000
30,000	Voyager Acquisition Corp.(a)	305,400
10,000	Willow Lane Acquisition Corp.(a)	101,200
		7,353,355
Health Care — 13.6%
4,000	DIH Holdings U.S., Inc.(a)	925
40,000	Drugs Made In America Acquisition Corp.(a)	404,800
40,000	Launch One Acquisition Corp.(a)	408,400
40,000	Launch Two Acquisition Corp.(a)	408,800
		1,222,925

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Information Technology — 2.5%
20,000	Archimedes Tech SPAC Partners II Co.(a)	201,600
1,000	SailPoint, Inc.(a)	18,750
		220,350
Total Common Stocks (Cost $8,544,019)		8,796,630
Private Investments — 1.5%
59,668	Clean Energy Special Situations Corp. - Founder Shares(a)(b)(c)	98,452
19,889	Clean Energy Special Situations Corp. - Private Placement Units 01/13/2049(a)(b)(c)(d)	32,817
33,750	Silver Spike Sponsor II LLC(a)(b)(c)	—
Total Private Investments (Cost $198,894)		131,269
Right — 0.0%
11,386	Clean Energy Special Situations Corp., 6/30/2025(a)	—
Total Right (Cost $–)		—
Warrants — 0.0%(e)
50,000	Aura FAT Projects Acquisition Corp. 06/02/2027(a)	1,440
10,402	New Vista Acquisition Corp. 12/31/2027(a)	—
19,770	Newbury Street Acquisition Corp. 12/31/2027(a)	2
Total Warrants (Cost $1,218)		1,442

Total Investments — 99.5% (Cost $8,744,131)		8,929,341
Other Assets in Excess of Liabilities — 0.5%		50,947
Net Assets — 100.0%		8,980,288

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2025 (Unaudited)

The SPAC and New Issue ETF

The illiquid restricted securities held as of March 31, 2025, are identified below.

Security	Acquisition Date(f)		Acquisition Cost ($)		Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021		153,894		59,668	98,452	1.1
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021		45,000		19,889	32,817	0.4
Silver Spike Sponsor II LLC	4/22/2024	(g)	—	(g)	33,750	—	—

Amounts designated as “—” are 0.0% or have been rounded to 0.0%.

(a) Non-income producing security.

(b) Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2025.

(c) Security which is restricted to resale. The fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2025 was $131,269 which represented 1.46% of the net assets of the Fund.

(d) Each unit represents one share and ½ warrant.

(e) Represents less than 0.05%.

(f) Acquisition date represents the initial purchase date of the security, if applicable.

(g) Silver Spike Sponsor II LLC was removed from the portfolio when the SPAC liquidated and then added back onto accounting records on date above in anticipation of final distribution of its assets. Since the value of the distribution is unknown, this security is fair valued at $0.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Statement of Assets and LiabilitiesMarch 31, 2025 (Unaudited)

The SPAC and New Issue ETF

Assets:
Investments, at value (Cost $8,744,131)	$8,929,341
Cash	74,889
Prepaid expenses and other assets	842
Total Assets	9,005,072
Liabilities:
Accrued expenses:
Advisory	6,342
Administration	1,528
Custodian	713
Fund accounting	4,966
Legal and audit	9,179
Trustee	796
Printing	1,260
Total Liabilities	24,784
Net Assets	$8,980,288
Net Assets consist of:
Paid-in Capital	$15,229,472
Total Distributable Earnings (Loss)	(6,249,184)
Net Assets	$8,980,288

Net Assets:	$8,980,288
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	375,000
Net Asset Value (offering and redemption price per share):	$23.95

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Statement of OperationsFor the period ended March 31, 2025 (Unaudited)

The SPAC and New Issue ETF
Investment Income:
Interest income	$12
Total Investment Income	12
Expenses:
Advisory	40,823
Administration	9,837
Compliance services	4,488
Custodian	602
Fund accounting	45,892
Legal and audit	18,440
Listing fee	4,000
Printing	5,296
Treasurer	900
Trustee	1,596
Other	6,847
Total Expenses	138,721
Net Investment Income (Loss)	(138,709)
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	285,584
Change in unrealized appreciation (depreciation) on investments	63,390
Net Realized and Unrealized Gains (Losses):	348,974
Change in Net Assets Resulting From Operations	$210,265

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Statements of Changes in Net Assets

	The SPAC and New Issue ETF
	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$(138,709)	$(186,173)
Net realized gains (losses) from investment transactions	285,584	709,914
Change in unrealized appreciation (depreciation) on investments	63,390	(186,338)
Change in net assets resulting from operations	210,265	337,403
Distributions to Shareholders From:
Earnings	(65,123)	(340,599)
Change in net assets from distributions	(65,123)	(340,599)
Capital Transactions:
Cost of shares redeemed	(2,386,227)	(5,307,532)
Change in net assets from capital transactions	(2,386,227)	(5,307,532)
Change in net assets	(2,241,085)	(5,310,728)
Net Assets:
Beginning of period	11,221,373	16,532,101
End of period	$8,980,288	$11,221,373
Share Transactions:
Redeemed	(100,000)	(225,000)
Change in shares	(100,000)	(225,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Financial Highlights

The SPAC and New Issue ETF	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024		Year ended September 30, 2023		Year ended September 30, 2022		December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$23.62	$23.62		$26.24		$28.72		$25.00

Net Investment Income (Loss)(b)	(0.33)	(0.33)		(0.23)		(0.25)		(0.26)
Net Realized and Unrealized Gains (Losses) on Investments	0.82	0.85		(2.50)		(1.89)		3.98	(c)
Total from Investment Activities	0.49	0.52		(2.73)		(2.14)		3.72

Distributions from Net Investment Income	(0.16)	(0.52)		—		(0.36)		—
Total Distributions	(0.16)	(0.52)		—		(0.36)		—
Impact of NAV error	—	—		0.11		0.02		—
Net Asset Value, End of Period	$23.95	$23.62		$23.62		$26.24		$28.72
Net Assets at End of Period (000’s)	$8,980	$11,221		$16,532		$30,176		$85,444

Total Return at NAV(d)(e)	2.07%	2.87%		(9.99	)%(f)	(7.47	)%(g)	14.88%

Ratio of Net Expenses to Average Net Assets(h)	2.82%	1.89%		0.95%		0.95%		0.95%
Ratio of Gross Expenses to Average Net Assets(h)	2.82%	2.30	%(i)	1.89	%(i)	1.31	%(i)	1.13	%(i)
Ratio of Net Investment Income (Loss) to Average Net Assets(h)	(2.82)%	(1.39)%		(0.95)%		(0.88)%		(0.90)%
Portfolio Turnover(e)(j)	82%	274%		62%		51%		124%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 10

Financial Highlights (continued)

(f) As a result of the Adara Acquisition Corps business combination with Alliance Entertainment, the Adara Acquisition Corp founders shares held by the Fund were subject to an involuntary haircut to its number of shares backdated to the Business Combination closing on February 10, 2023. The share haircut result in an overstated NAV error from February 10, 2023 to September 8, 2023. The impact of the NAV error on Total Return at NAV was (0.51)%.

(g) A reduction in position of a private placement security resulted in an overstated NAV error from September 14, 2021, through February 7, 2022. The impact of the NAV error on Total Return at NAV was (0.07)%.

(h) Annualized for periods less than one year.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Excludes the impact of in-kind transactions.

Semi-Annual Financial Statements and Other Information | 11

Notes to Financial StatementsMarch 31, 2025 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The SPAC and New Issue ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the investment advisor is deemed to be the Chief Operating Decision Maker of the Fund.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC (“Nasdaq”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other

Semi-Annual Financial Statements and Other Information | 12

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Tuttle Capital Management, LLC (the “Advisor”) as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Semi-Annual Financial Statements and Other Information | 13

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access

•Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks, closed-end funds, and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2025, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2	Level 3	Total Investments
The SPAC and New Issue ETF
Common Stocks(a)	$8,796,630	$—	$—	$8,796,630
Private Investments		—	131,269	131,269
Right	—	—	—	—
Warrants	2	1,440	—	1,442
Total Investments	$8,796,632	$1,440	$131,269	$8,929,341

(a) Please see the Portfolio of Investments for industry classifications.

Semi-Annual Financial Statements and Other Information | 14

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The SPAC and New Issue ETF
Balance as of September 30, 2024	$126,004
Purchases During the Period	—
Change in Unrealized Appreciation (Depreciation)	5,265
Sales During the Period	—
Realized Gains (Losses)	—
Transfers In (Out) of Level 3	—
Balance as of March 31, 2025	$131,269

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments was $5,265 for the period ended March 31, 2025.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the valuation designee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2025.

Type of Assets	Fair Value at March 31, 2025	Valuation Techniques	Unobservable Input(s)(a)	Value Range	Weighted Average
SPAC Founder and Private Placement Units	$131,269	Discount to Public Share Price	Discount for lack of marketability	85% discount to Public Share Price	85% discount to Public Share Price
SPAC LLC Interest- Post liquidation	$—	Deemed Worthless	Final Residual Value	Worthless	Worthless
SPAC Rights and Warrants	$—	Last Available Price	Unlisted Transactions	$0.01	N/A
Total	$131,269

(a) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to value if Input Decreases
Discount for lack of marketability	Decrease	Increase
Final Residual Value	Increase	Decrease
Unlisted Transactions	Increase	Decrease

Semi-Annual Financial Statements and Other Information | 15

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

The Fund may own shares of ETFs that may invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Fund.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

Semi-Annual Financial Statements and Other Information | 16

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.83% of its average daily net assets, calculated daily and paid monthly.

The Advisor contractually agreed to reduce its fees and to reimburse expenses, through January 31, 2025 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) would not exceed 0.95%. This expense limitation agreement was terminated on February 1, 2024. The Advisor retains its right to receive reimbursement of any excess expense payments paid by it pursuant to this expense limitation agreement for three years from the date on which the waiver or reimbursement occurs, if such reimbursement can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.

As of March 31, 2025, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2022 Expires 09/30/2025	Waived/Reimbursed FY 2023 Expires 09/30/2026	Waived/Reimbursed FY 2024 Expires 09/30/2027	Total
The SPAC and New Issue ETF	$182,529	$195,405	$54,619	$432,553

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Semi-Annual Financial Statements and Other Information | 17

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended March 31, 2025, the Fund paid a total of $900 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2025 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$8,025,981	$10,476,932

There were no purchases and sales of in-kind transactions for the period ended March 31, 2025. There were no purchases or sales of U.S. government securities during the period ended March 31, 2025.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

Semi-Annual Financial Statements and Other Information | 18

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
The SPAC and New Issue ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2025, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

For the tax year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the tax year ended September 30, 2024, the Fund did not incur any interest or penalties.

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

As of tax year ended September 30, 2024, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPAC and New Issue ETF	$11,041,532	$202,843	$(212,763)	$(9,920)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity, partnership investments, and passive foreign investment companies mark to market.

The tax character of distributions paid during the tax year ended September 30, 2023, and September 30, 2024 were as follows:

	Distributions Paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
SPAC and New Issue ETF
2023	$—	$—	$—	$—
2024	340,599	—	340,599	340,599

As of tax year ended September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
SPAC and New Issue ETF	$—	$—	$—	$(6,384,405)	$(9,920)	$(6,394,325)

As of tax year ended September 30, 2024, the Fund has net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
SPAC and New Issue ETF	$2,228,629	$3,994,254	$6,222,883

During the tax year ended September 30, 2024, the following Fund utilized capital loss carryforwards:

Capital Loss Carryforward Used
SPAC and New Issue ETF	$91,540

Semi-Annual Financial Statements and Other Information | 20

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal tax year ended September 30, 2024, the Fund’s deferred losses are as follows:

	Late Year Ordinary Loss Deferred	Total
SPAC and New Issue ETF	$(161,522)	$(161,522)

Permanent Tax Differences:

As of tax year ended September 30, 2024, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to prior year financial statement to tax return adjustments:

	Total Distributable Earnings (Accumulated Loss)	Paid in Capital
SPAC and New Issue ETF	$(6,589)	$6,589

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around

Semi-Annual Financial Statements and Other Information | 21

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

SPAC Risk

The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. The Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have less liquidity than SPAC shares issued in an IPO. The Fund may experience material losses as a result of forfeited founder shares or founder shares that expire worthless.

Additional investment risks are outlined in the Fund’s prospectus.

Semi-Annual Financial Statements and Other Information | 22

Notes to Financial Statements (continued)March 31, 2025 (Unaudited)

(8) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2025.

(9) Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (i) by calling 1-866-904-0406; (ii) on the Fund’s website at www.spcxetf.com; and (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements and Other Information | 23

Renewal of the Investment Advisory AgreementMarch 31, 2025 (Unaudited)

Renewal of the Investment Advisory Agreement with Tuttle Capital Management LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 8, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Tuttle Capital Management LLC (“TCM”) and the Trust, with respect to The SPAC and New Issue ETF (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between TCM and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board noted that there were no changes to the key personnel servicing the Fund since the last renewal of the advisory agreement. The Board reviewed the investment advisory services provided by TCM, including monitoring and evaluating the marketplace, placing trades and monitoring compliance. The Board reviewed TCM’s practices for monitoring compliance, including the use of reports. The Board observed that TCM selected broker-dealers with the required expertise and in accordance with TCM’s best execution policies and procedures. The Board discussed the completed SEC examination, noting the improvements TCM made as a result of the examination. The Board concluded that it expected TCM to continue to provide satisfactory services to the Fund and its shareholders.

Performance. The Board observed that the Fund underperformed its benchmark, the S&P 500 Index, for the 1-year period ended September 30, 2024 and since inception with net returns of 3.08% and 0.91%, respectively. The Board acknowledged TCM’s assertion that the related market languished and there was general investor disinterest during the period. The Board concluded that the Fund’s performance was acceptable and agreed to continue to monitor performance.

Fees and Expenses. The Board observed that the advisory fee with respect to the Fund of 0.83% was below the average of the peer group identified by TCM and the net expense ratio of 1.89% was above the average of the peer group. The Board concluded that the advisory fee was not unreasonable.

Semi-Annual Financial Statements and Other Information | 24

Renewal of the Investment Advisory Agreement (continued)March 31, 2025
(Unaudited)

Profitability. The Board reviewed the profitability analysis provided by TCM and noted that there was a modest profit for TCM with regard to its management of the Fund. After discussion, the Board determined that excessive profitability was not an issue for TCM at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by TCM. The Board noted that the current fee schedule did not currently provide breakpoints. The Board discussed TCM’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continued to grow.

Conclusion. Having requested and received such information from TCM as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on March 14, 2025 to (1) approve a new sub-advisory agreement by and between the Advisor and GST and (2) ratify certain sub-advisory fee payments made by the Advisor to GST between January 20, 2024 and the date of the meeting. The following was the tabulation for each of the proposals voted upon at the special shareholder meeting.

Proposal	Votes For	Votes Against	Abstentions/Votes Withheld
1	829,019.894	19,916	42,810
2	825,514.894	23,421	42,810

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Series Investment Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 5, 2025

By (Signature and Title)	/s/ William McCormick
William McCormick, Treasurer and Principal Financial Officer of the Trust

Date	June 6, 2025